MONARCH FUNDS
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                                   PROSPECTUS

                                   January 1, 2000









                                    UNIVERSAL SHARES

Three money market funds
that each seek to provide           Treasury Cash Fund
high current income to the          Government  Cash  Fund
extent  consistent with the         Cash  Fund
preservation of capital and
the maintenance of liquidity.

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                                 Table of Contents

Summary................................2  Your Account.........................6
Performance............................4  Other Information...................10
Fee Tables.............................5  Financial Highlights................11
Management.............................5  For More Information................12

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The Securities and Exchange
Commission has not
approved or disapproved the
Funds' shares or determined
whether this Prospectus is
accurate or complete.  Any
representation to the
contrary is a criminal
offense.




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 ................................................................................
SUMMARY
 ................................................................................

DEFINITIONS                    This Prospectus offers Universal Shares of three
                               money market funds -- Treasury Cash Fund,
MONEY MARKET SECURITY          Government Cash Fund and Cash Fund (the "Funds").
means a high credit            Universal  Shares are designed for institutional
quality, short-term, U.S.      investors and have a $1,000,000  minimum initial
dollar denominated debt        investment.
security
                               INVESTMENT OBJECTIVES
TREASURY SECURITY means a
security that is issued or     The  investment  objective of each Fund is to
guaranteed by the U.S.         provide high current income to the extent
Treasury                       consistent with the  preservation  of capital and
                               the  maintenance  of liquidity.
GOVERNMENT SECURITY
means a security that is       PRINCIPAL INVESTMENT STRATEGIES
issued or guaranteed by
the U.S. Government, its       Each Fund invests in a diversified  portfolio of
agencies or                    Money Market  Securities and:
instrumentalities               o  seeks to  maintain  a stable  net asset
                                   value of $1.00  per share
REPURCHASE  AGREEMENT           o  invests  in securities  with  remaining
means a transaction in             maturities of 397 days or less
which a Fund purchases          o  maintains a dollar weighted average maturity
securities and                     of its investments of 90 days or less.
simultaneously commits to
resell the securities to the   Each Fund invests substantially all of its assets
other party at an agreed-      in another  mutual fund (a "Portfolio") which has
upon date and at a price       the same investment objective and substantially
reflecting a market rate of    similar investment policies.  The Portfolios in
interest                       which the Funds invest and their primary
                               investments are:




          FUND/PORTFOLIO                             PRIMARY INVESTMENTS

Treasury Cash Fund/          At least 65% of total assets in Treasury Securities
Treasury Cash Portfolio      and Repurchase Agreements backed by Treasury
                             Securities

Government Cash Fund/        At least 65% of total assets in Government
Government Cash Portfolio    Securities and Repurchase Agreements backed by
                             Government Securities

Cash Fund/                   A broad spectrum of Money Market Securities
Cash Portfolio               including:
                             o    securities issued by financial
                                  institutions, such as certificates of deposit, bankers' acceptances and time deposits
                             o    securities issued by domestic companies,
                                  such as commercial paper
                             o    Government Securities
                             o    Repurchase Agreements

The investment adviser for each Portfolio (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:

     o revised economic forecasts or interest rate outlook requires a repositioning of the Portfolio
     o the security subsequently fails to meet the Adviser's investment criteria
     o    funds are needed for another purpose.



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PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program. The principal risks of investing in a Fund are described below. These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance.

INTEREST RATE RISK Interest rates affect the value of the Portfolios' investments. Increases in interest rates may cause a decline in value. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government as are Treasury Securities.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.











                                                                               3


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 ................................................................................
PERFORMANCE
 ................................................................................

The following charts and table provide some indication of the risks of investing in a Fund's Universal Shares by showing changes in performance from year to year and investment returns. Because Universal Shares of Treasury Cash Fund have yet to commence operations, the information provided below is for Treasury Cash Fund's Institutional Shares. The returns for Universal Shares will be higher than those of Institutional Shares because of the lower expenses of Universal Shares. To obtain current yield information, call toll-free (800) 754-8757. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following charts show the annual total returns for each full calendar year that the Funds have operated.

                                         [EDGAR representatiion of bar charts]

YEAR ENDED 12/31                       1993    1994    1995   1996   1997  1998

TREASURY CASH FUND                             3.75%   5.54%  4.99%  5.05% 4.96%

Best Quarter:  1.39%
(quarter ended 6/30/95)
Worst Quarter: 0.67%
(quarter ended 3/31/94)
1/1/99 to 9/30/99 Total Return: 3.31%


GOVERNMENT CASH FUND                   3.24%   4.29%   6.01%  5.44%  5.56% 5.49%

Best Quarter:  1.51%
(quarter ended 6/30/95)
Worst Quarter: 0.78%
(quarter ended 3/31/94)
1/1/99 to 9/30/99 Total Return: 3.65%


CASH FUND                              3.32%   4.32%   5.96%  5.36%  5.56% 5.55%

Best Quarter:  1.50%
(quarter ended 6/30/95)
Worst Quarter: 0.79%
(quarter ended 3/31/94)
1/1/99 to 9/30/99 Total Return: 3.71%

The following table lists the average annual total return for each Fund as of December 31, 1998.

                        ONE YEAR     FIVE YEARS  SINCE INCEPTION  INCEPTION DATE

TREASURY CASH FUND        4.96%         4.86%         4.67%          7/12/93
GOVERNMENT CASH FUND      5.49%         5.36%         4.95%          10/29/92
CASH FUND                 5.55%         5.35%         4.99%          12/1/92


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 ................................................................................
FEE TABLES
 ................................................................................

The following tables describe the various fees and expenses that you will pay if you invest in Universal Shares of a Fund. Expenses for Treasury Cash Fund are estimated for the fiscal year ending August 31, 2000 and expenses for each other Fund are based on amounts incurred during the fiscal year ended August 31, 1999. Expenses are stated as a percentage of average net assets. There are no charges for purchasing or redeeming Fund shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)(1)
                                         TREASURY       GOVERNMENT        CASH
                                         CASH FUND      CASH FUND         FUND

Management Fees(2)                        0.13%           0.13%          0.13%
Distribution (Rule 12b-1) Fees             None            None           None
Other Expenses                            0.12%           0.12%          0.12%
Total Annual Fund Operating Expenses(3)   0.25%           0.25%          0.25%

(1) Each Fund's expenses include its pro-rata share of the expenses of its corresponding Portfolio.
(2)  Includes all investment advisory and administration fees.
(3) Certain service providers voluntarily waived a portion of their fees for Government Cash Fund and Cash Fund. Actual Total Annual Fund Operating Expenses for Government Cash Fund and for Cash Fund were 0.18%.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Universal Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the operating expenses remain the same as stated in the above table, and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                           ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS

TREASURY CASH FUND           $26            $80            $141           $318
GOVERNMENT CASH FUND         $26            $80            $141           $318
CASH FUND                    $26            $80            $141           $318

 ................................................................................
MANAGEMENT
 ................................................................................

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the SAI.

THE ADVISER

Each Portfolio's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser's primary business is fixed income investment management and, in addition to the Portfolios, advises two other money market funds and five taxable and tax-free bond funds. The Adviser is a privately owned company controlled by John Y. Keffer, who is Chairman of the Board.

The Adviser makes investment decisions for each Portfolio. During the Funds' last fiscal year, the advisory fees paid to the Adviser for each Portfolio were 0.03% of the Portfolio's average daily net assets.


                                                                               5
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OTHER SERVICE PROVIDERS

The Forum Financial Group ("Forum") of companies provides various services to each Fund. As of October 31, 1999, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $94 billion.

Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares.

FUND EXPENSES

Each Fund pays for all of its expenses. Expenses of Universal Shares include the Shares' own expenses as well as Trust expenses that are allocated among the Funds, their classes of shares and any other funds of the Trust. The Adviser or other service providers may voluntarily waive all or any portion of their fees and/or reimburse certain expenses. Any fee waiver or expense reimbursement increases investment performance for the period during which the waiver or reimbursement is in effect.

 ................................................................................
YOUR ACCOUNT
 ................................................................................

HOW TO CONTACT THE FUNDS

You may contact the Trust for an account application or for further information regarding the Funds.

          WRITE TO US AT:              WIRE INVESTMENTS TO US AT:

               Monarch Funds                Imperial Bank
               P.O. Box 446                 ABA #122201444
               Portland, Maine 04112        FOR CREDIT TO:
                                                Forum Shareholder Services, LLC
                                                Account # 09075-933
          TELEPHONE US AT:                      (Name of Your Fund)
               (800) 754-8757                   (Your Name)
                                                (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"). Investments are not be accepted or invested by a Fund during the period before the receipt of Federal Funds.

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

             ORDER MUST BE RECEIVED BY:          PAYMENT MUST BE RECEIVED BY:
              11:00 a.m., Pacific time              1:00 p.m., Pacific time

On days that the Bond Market Association recommends an early close of the government securities market or that those markets or the Federal Reserve Bank of San Francisco close early, the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.


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If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific time on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Portfolio values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS Checks must be made payable on their face to "Monarch Funds." No other method of check payment is acceptable.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Universal Shares is $1,000,000.

ACCOUNT REQUIREMENTS

                       TYPE OF ACCOUNT                                                    REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS:             o    Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole             required to sign exactly as their names appear on the
proprietorship accounts.  Joint accounts can have two or more        account.
owners.

BUSINESS ENTITIES                                               o    For     entities     with     officers,     submit    a
                                                                     Corporate/Organization   Resolution   form  or  similar
                                                                     document.
                                                                o    For  entities  with  partners or other  interested  parties, submit a  Corporate/Organization  Resolution form or similar document.

TRUSTS                                                          o    The trust must be established before an account
                                                                     can be opened.
                                                                o    Submit a  Corporate/Organization  Resolution form or similar document.



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INVESTMENT PROCEDURES


                    HOW TO OPEN AN ACCOUNT                              HOW TO ADD TO YOUR  ACCOUNT

BY CHECK                                                        BY CHECK
o    Call or write us for an  account  application  and/or a    o    Fill out an investment slip from a confirmation
     Corporate/Organization Resolution form.                         or write us a letter.
o    Complete the application.                                  o    Write your account number on your check.
o    Mail us your application and a check.                      o    Mail us the slip (or your letter) and the check.
BY WIRE                                                         BY WIRE
o    Call or write us for an account application and/or a       o    Call to notify us of your incoming wire.
     Corporate/Organization Resolution form.                    o    Instruct your bank to wire your money to us.
o    Complete the application.
o    Call us and we will assign you an account number.
o    Mail us your application.
o    Instruct your bank to wire your money to us.


LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect a Fund or its operations.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT

BY MAIL
o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number
     o    The Fund name
     o    The dollar amount or number of shares you want to sell
     o    How and where to send the redemption proceeds.
o    Obtain a signature guarantee (if required).
o    Obtain other documentation (if required).
o    Mail us your request and documentation.
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application.
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") or
o    Mail us your request (See "By Mail").
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application).
o    Provide the following information:
     o    Your account number
     o    Exact name(s) in which the account is registered
     o    Additional form of identification.
o    Redemption proceeds will be:
     o    Mailed to you or
     o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire").


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TELEPHONE  REDEMPTION  PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific time (or other time as may be determined), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Specific requirements are listed in the SAI or may be obtained by calling the Transfer Agent.

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may  exchange  Universal  Shares of a Fund for  Universal  Shares of another
Fund.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE
BY MAIL
o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account numbers
     o The names of the Funds from which you are selling and into which you are exchanging
     o    The dollar amount or number of shares you want to sell (and exchange).
o Open a new account and complete an account application if you are requesting different shareholder privileges.
o    Mail us your request and documentation.
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application).
o    Provide the following information:
     o    Your account number
     o    Exact name(s) in which account is registered
     o    Additional form of identification.





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 ................................................................................
OTHER INFORMATION
 ................................................................................

ADDITIONAL INVESTMENT POLICIES

The Funds and Portfolios operate in accordance with "Rule 2a-7" under the Investment Company Act of 1940. All restrictions relating to maturity, credit quality and diversification are interpreted in accordance with that rule.

A Portfolio may from time to time take temporary defensive positions in response to adverse market, economic, political or other conditions. For instance, the Portfolios may hold cash in any amount. Each Portfolio may invest in other money market mutual funds that have substantially similar policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in its corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund. A Fund may withdraw its entire investment from a Portfolio at anytime that the Board decides it is in the Fund's best interest to do so.

The board of trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to Universal Shares, each Fund offers Institutional Shares and Investor Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor by contacting the Transfer Agent. Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts and Investor Shares are sold to retail investors. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares distributions from net investment income daily and pays those distributions monthly. In addition, each Fund pays capital gain distributions, if any, at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

A Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held Fund shares.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year. For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.


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 ................................................................................
FINANCIAL HIGHLIGHTS
 ................................................................................

The following table is intended to help you understand the performance of Universal Shares of the Funds. Data for Institutional Shares of Treasury Cash Fund is included in the table as Universal Shares of that Fund had not commenced operations as of August 31, 1999. Total return in the table represents the rate an investor would have earned on an investment in a Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Fund's financial statements and the independent auditor's report are included in the Annual Report dated August 31, 1999, which is available upon request, without charge.

As  of  August  31,  1999  the  net  assets  of  Treasury  Cash  Portfolio  were
$287,758,076, of Government Cash Portfolio were $732,787,465 and of Cash Portfolio were $937,534,839.


                              SELECTED DATA FOR A SINGLE SHARE                           RATIOS/SUPPLEMENTAL DATA
                        ---------------------------------------------           ---------------------------------------------
                                                                                    Net                 Ratios to
                                                                                 Assets at         Average Net Assets
                        Beginning            Distributions Ending                 End of  ----------------------------------
                        Net Asset      Net      From Net  Net Asset               Period                  Net
                        Value Per  Investment  Investment Value per    Total      (000's      Net     Investment    Gross
                          Share      Income      Income     Share      Return    Omitted )  Expenses    Income    Expenses(a)
 Year Ended August 31
TREASURY CASH FUND
     INSTITUTIONAL SHARES
         1999             $ 1.00      $0.04     $ (0.04)   $ 1.00       4.50%    $ 55,134     0.45%      4.43%        0.62%
         1998               1.00       0.05       (0.05)     1.00       5.11%      91,122     0.45%      5.00%        0.67%
         1997               1.00       0.05       (0.05)     1.00       4.98%      40,830     0.45%      4.89%        0.66%
         1996               1.00       0.05       (0.05)     1.00       5.15%      79,259     0.45%      5.01%        0.69%
         1995               1.00       0.05       (0.05)     1.00       5.28%      28,530     0.42%      5.18%        0.86%
GOVERNMENT CASH FUND
     UNIVERSAL SHARES
         1999               1.00       0.05       (0.05)     1.00       5.00%     277,548     0.18%      4.88%        0.25%
         1998               1.00       0.05       (0.05)     1.00       5.63%     253,644     0.18%      5.48%        0.26%
         1997               1.00       0.05       (0.05)     1.00       5.49%     230,410     0.17%      5.35%        0.26%
         1996               1.00       0.05       (0.05)     1.00       5.59%     248,986     0.19%      5.43%        0.28%
         1995               1.00       0.06       (0.06)     1.00       5.78%     182,546     0.24%      5.46%        0.52%
CASH FUND
     UNIVERSAL SHARES
         1999               1.00       0.05       (0.05)     1.00       5.09%      98,705     0.18%      4.99%        0.25%
         1998               1.00       0.06       (0.06)     1.00       5.65%      91,671     0.18%      5.48%        0.29%
         1997               1.00       0.05       (0.05)     1.00       5.43%       8,453     0.23%      5.32%        0.47%
         1996               1.00       0.05       (0.05)     1.00       5.53%       3,272     0.27%      5.48%        0.43%
         1995               1.00       0.06       (0.06)     1.00       5.75%      26,525     0.27%      5.59%        0.56%


(a) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.

                    For More Information

  The following documents are available free upon request:       MONARCH FUND

                 Annual/Semi-Annual Reports                     Universal Shares

   Additional information about each Fund's investments is          Treasury
  available in the Fund's annual and semi-annual reports to        Cash Fund
                         shareholders.
                                                                   Governmen
         Statement of Additional Information ("SAI")               Cash Fund

 The SAI provides more detailed information about each Fund        Cash Fund
   and is incorporated by reference into this Prospectus.

                     Contacting the Funds

You can get a free copy of both reports and the SAI, request other information and discuss your questions about each Fund by contacting the Funds at:

               Forum Shareholder Services, LLC

                        P.O. Box 446
                    Portland, Maine 04112

                       (207) 879-0001

                       (800) 754-8757

       Securities and Exchange Commission Information

 You can also review the Funds' reports (when available) and
   SAIs at the Public Reference Room of the Securities and Exchange Commission ("SEC"). You can get copies, for a fee, by writing to the following:

                    Public Reference Room

             Securities and Exchange Commission

                 Washington, D.C. 20549-6009

             E-mail address: publicinfo@sec.gov

  The scheduled hours of operation of the Public Reference
 Room may be obtained by calling the SEC at (202) 942-8090.
 Free copies of the reports and SAIs are available from the SEC's Internet Web Site at http://www.sec.gov.




                                                               Monarch Funds
                                                            Two Portland Square
                                                           Portland, Maine 04101
                                                              (800) 754-8757


        Investment Company Act File No. 811-6742

MONARCH FUNDS
--------------------------------------------------------------------------------





                                   PROSPECTUS

                                   January 1, 2000









                                    INSTITUTIONAL SHARES

Three money market funds
that each seek to provide           Treasury Cash Fund
high current income to the          Government  Cash  Fund
extent  consistent with the         Cash  Fund
preservation of capital and
the maintenance of liquidity.

--------------------------------------------------------------------------------

                                 Table of Contents

Summary................................2  Your Account.........................6
Performance............................4  Other Information...................10
Fee Tables.............................5  Financial Highlights................11
Management.............................5  For More Information................12

--------------------------------------------------------------------------------


The Securities and Exchange
Commission has not
approved or disapproved the
Funds' shares or determined
whether this Prospectus is
accurate or complete.  Any
representation to the
contrary is a criminal
offense.

MONARCH FUNDS
--------------------------------------------------------------------------------

 ................................................................................
SUMMARY
 ................................................................................

DEFINITIONS                    This Prospectus offers Institutional Shares of
                               three money market funds -- Treasury Cash Fund,
MONEY MARKET SECURITY          Government Cash Fund and Cash Fund (the "Funds").
means a high credit            Institutional  Shares are sold to banks, trust
quality, short-term, U.S.      companies and certain other financial
dollar denominated debt        institutions for their own and their customer
security                       accountsand have a $100,000  minimum initial
                               investment.
TREASURY SECURITY means a
security that is issued or     INVESTMENT OBJECTIVES
guaranteed by the U.S.
Treasury                       The  investment  objective of each Fund is to
                               provide high current income to the extent
GOVERNMENT SECURITY            consistent with the  preservation  of capital and
means a security that is       the  maintenance  of liquidity.
issued or guaranteed by
the U.S. Government, its       PRINCIPAL INVESTMENT STRATEGIES
agencies or
instrumentalities              Each Fund invests in a diversified  portfolio of
                               Money Market  Securities and:
REPURCHASE  AGREEMENT           o  seeks to  maintain  a stable  net asset
means a transaction in             value of $1.00  per share
which a Fund purchases          o  invests  in securities  with  remaining
securities and                     maturities of 397 days or less
simultaneously commits to       o  maintains a dollar weighted average maturity
resell the securities to the       of its investments of 90 days or less.
other party at an agreed-
upon date and at a price       Each Fund invests substantially all of its assets
reflecting a market rate of    in another  mutual fund (a "Portfolio") which has
interest                       the same investment objective and substantially
                               similar investment policies. The Portfolios in which the Funds invest and their primary investments are:




          FUND/PORTFOLIO                             PRIMARY INVESTMENTS

Treasury Cash Fund/          At least 65% of total assets in Treasury Securities
Treasury Cash Portfolio      and Repurchase Agreements backed by Treasury
                             Securities

Government Cash Fund/        At least 65% of total assets in Government
Government Cash Portfolio    Securities and Repurchase Agreements backed by
                             Government Securities

Cash Fund/                   A broad spectrum of Money Market Securities
Cash Portfolio               including:
                             o    securities issued by financial
                                  institutions, such as certificates of deposit, bankers' acceptances and time deposits
                             o    securities issued by domestic companies,
                                  such as commercial paper
                             o    Government Securities
                             o    Repurchase Agreements

The investment adviser for each Portfolio (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:

     o revised economic forecasts or interest rate outlook requires a repositioning of the Portfolio
     o the security subsequently fails to meet the Adviser's investment criteria
     o    funds are needed for another purpose.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program. The principal risks of investing in a Fund are described below. These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance.

INTEREST RATE RISK Interest rates affect the value of the Portfolios' investments. Increases in interest rates may cause a decline in value. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government as are Treasury Securities.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

MONARCH FUNDS
--------------------------------------------------------------------------------

 ................................................................................
PERFORMANCE
 ................................................................................

The following charts and table provide some indication of the risks of investing in a Fund's Institutional Shares by showing changes in performance from year to year and investment returns. To obtain current yield information, call toll-free
(800) 754-8757. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following charts show the annual total returns for each full calendar year that the Funds have operated.

                                         [EDGAR representatiion of bar charts]

YEAR ENDED 12/31                           1994     1995    1996    1997   1998

TREASURY CASH FUND                         3.75%    5.54%   4.99%   5.05%  4.96%

Best Quarter:  1.39%
(quarter ended 6/30/95)
Worst Quarter: 0.67%
(quarter ended 3/31/94)
1/1/99 to 9/30/99 Total Return: 3.31%


GOVERNMENT CASH FUND                       4.01%    5.65%   5.03%   5.15%  5.08%

Best Quarter:  1.42%
(quarter ended 6/30/95)
Worst Quarter: 0.71%
(quarter ended 3/31/94)
1/1/99 to 9/30/99 Total Return: 3.36%


CASH FUND                                  4.03%    5.67%   5.05%   5.17%  5.14%

Best Quarter:  1.43%
(quarter ended 6/30/95)
Worst Quarter: 0.73%
(quarter ended 3/31/94)
1/1/99 to 9/30/99 Total Return: 3.41%

The following table lists the average annual total return for each Fund as of December 31, 1998.

                        ONE YEAR     FIVE YEARS  SINCE INCEPTION  INCEPTION DATE

TREASURY CASH FUND        4.96%         4.86%         4.67%          7/12/93
GOVERNMENT CASH FUND      5.08%         4.98%         4.81%          7/15/93
CASH FUND                 5.14%         5.01%         4.84%          7/15/93

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

 ................................................................................
FEE TABLES
 ................................................................................

The following tables describe the various fees and expenses that you will pay if you invest in Institutional Shares of a Fund. Expenses for each Fund are based on amounts incurred during the fiscal year ended August 31, 1999. Expenses are stated as a percentage of average net assets. There are no charges for purchasing or redeeming Fund shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)(1)
                                         TREASURY       GOVERNMENT        CASH
                                         CASH FUND      CASH FUND         FUND

Management Fees(2)                        0.13%           0.13%          0.13%
Distribution (Rule 12b-1) Fees             None            None           None
Other Expenses                            0.49%           0.46%          0.47%
Total Annual Fund Operating Expenses(3)   0.62%           0.59%          0.60%

(1) Each Fund's expenses include its pro-rata share of the expenses of its corresponding Portfolio.
(2)  Includes all investment advisory and administration fees.
(3) Certain service providers voluntarily waived a portion of their fees. Actual Total Annual Fund Operating Expenses for Treasury Cash Fund were 0.45% and for Government Cash Fund and for Cash Fund were 0.57%.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Universal Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the operating expenses remain the same as stated in the above table, and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                           ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS

TREASURY CASH FUND           $63           $199            $346           $774
GOVERNMENT CASH FUND         $60           $189            $329           $738
CASH FUND                    $61           $192            $335           $750

 ................................................................................
MANAGEMENT
 ................................................................................

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the SAI.

THE ADVISER

Each Portfolio's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser's primary business is fixed income investment management and, in addition to the Portfolios, advises two other money market funds and five taxable and tax-free bond funds. The Adviser is a privately owned company controlled by John Y. Keffer, who is Chairman of the Board.

The Adviser makes investment decisions for each Portfolio. During the Funds' last fiscal year, the advisory fees paid to the Adviser for each Portfolio were 0.03% of the Portfolio's average daily net assets.

OTHER SERVICE PROVIDERS

The Forum Financial Group ("Forum") of companies provides various services to each Fund. As of October 31, 1999, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $94 billion.

MONARCH FUNDS
--------------------------------------------------------------------------------

Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares.

Each Fund has entered into a shareholder service agreement under which the Fund pays for the servicing of shareholder accounts. The fees paid under the shareholder service agreement may be paid to various financial institutions that provide services to their customers invested in Institutional shares.

FUND EXPENSES

Each Fund pays for all of its expenses. Expenses of Institutional Shares include the Shares' own expenses as well as Trust expenses that are allocated among the Funds, their classes of shares and any other funds of the Trust. The Adviser or other service providers may voluntarily waive all or any portion of their fees and/or reimburse certain expenses. Any fee waiver or expense reimbursement increases investment performance for the period during which the waiver or reimbursement is in effect.


 ................................................................................
YOUR ACCOUNT
 ................................................................................

HOW TO CONTACT THE FUNDS

You may contact the Trust for an account application or for further information regarding the Funds.

          WRITE TO US AT:              WIRE INVESTMENTS TO US AT:

               Monarch Funds                Imperial Bank
               P.O. Box 446                 ABA #122201444
               Portland, Maine 04112        FOR CREDIT TO:
                                                Forum Shareholder Services, LLC
                                                Account # 09075-933
          TELEPHONE US AT:                      (Name of Your Fund)
               (800) 754-8757                   (Your Name)
                                                (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"). Investments are not be accepted or invested by a Fund during the period before the receipt of Federal Funds.

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

             ORDER MUST BE RECEIVED BY:          PAYMENT MUST BE RECEIVED BY:
              11:00 a.m., Pacific time              1:00 p.m., Pacific time

On days that the Bond Market Association recommends an early close of the government securities market or that those markets or the Federal Reserve Bank of San Francisco close early, the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific time on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Portfolio values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS Checks must be made payable on their face to "Monarch Funds." No other method of check payment is acceptable.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Universal Shares is $100,000.

ACCOUNT REQUIREMENTS

                       TYPE OF ACCOUNT                                                    REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS:             o    Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole             required to sign exactly as their names appear on the
proprietorship accounts.  Joint accounts can have two or more        account.
owners.

BUSINESS ENTITIES                                               o    For     entities     with     officers,     submit    a
                                                                     Corporate/Organization   Resolution   form  or  similar
                                                                     document.
                                                                o    For  entities  with  partners or other  interested  parties, submit a  Corporate/Organization  Resolution form or similar document.

TRUSTS                                                          o    The trust must be established before an account
                                                                     can be opened.
                                                                o    Submit a  Corporate/Organization  Resolution form or similar document.

MONARCH FUNDS
--------------------------------------------------------------------------------

INVESTMENT PROCEDURES


                    HOW TO OPEN AN ACCOUNT                              HOW TO ADD TO YOUR  ACCOUNT

BY CHECK                                                        BY CHECK
o    Call or write us for an  account  application  and/or a    o    Fill out an investment slip from a confirmation
     Corporate/Organization Resolution form.                         or write us a letter.
o    Complete the application.                                  o    Write your account number on your check.
o    Mail us your application and a check.                      o    Mail us the slip (or your letter) and the check.
BY WIRE                                                         BY WIRE
o    Call or write us for an account application and/or a       o    Call to notify us of your incoming wire.
     Corporate/Organization Resolution form.                    o    Instruct your bank to wire your money to us.
o    Complete the application.
o    Call us and we will assign you an account number.
o    Mail us your application.
o    Instruct your bank to wire your money to us.


LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect a Fund or its operations.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT

BY MAIL
o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number
     o    The Fund name
     o    The dollar amount or number of shares you want to sell
     o    How and where to send the redemption proceeds.
o    Obtain a signature guarantee (if required).
o    Obtain other documentation (if required).
o    Mail us your request and documentation.
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application.
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") or
o    Mail us your request (See "By Mail").
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application).
o    Provide the following information:
     o    Your account number
     o    Exact name(s) in which the account is registered
     o    Additional form of identification.
o    Redemption proceeds will be:
     o    Mailed to you or
     o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire").

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific time (or other time as may be determined), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Specific requirements are listed in the SAI or may be obtained by calling the Transfer Agent.

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may  exchange  Universal  Shares of a Fund for  Universal  Shares of another
Fund.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE
BY MAIL
o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account numbers
     o The names of the Funds from which you are selling and into which you are exchanging
     o    The dollar amount or number of shares you want to sell (and exchange).
o Open a new account and complete an account application if you are requesting different shareholder privileges.
o    Mail us your request and documentation.
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application).
o    Provide the following information:
     o    Your account number
     o    Exact name(s) in which account is registered
     o    Additional form of identification.

MONARCH FUNDS
--------------------------------------------------------------------------------

 ................................................................................
OTHER INFORMATION
 ................................................................................

ADDITIONAL INVESTMENT POLICIES

The Funds and Portfolios operate in accordance with "Rule 2a-7" under the Investment Company Act of 1940. All restrictions relating to maturity, credit quality and diversification are interpreted in accordance with that rule.

A Portfolio may from time to time take temporary defensive positions in response to adverse market, economic, political or other conditions. For instance, the Portfolios may hold cash in any amount. Each Portfolio may invest in other money market mutual funds that have substantially similar policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in its corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund. A Fund may withdraw its entire investment from a Portfolio at anytime that the Board decides it is in the Fund's best interest to do so.

The board of trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to Institutional Shares, each Fund offers Universal Shares and Investor Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor by contacting the Transfer Agent. Universal Shares are sold to institutional investors and Investor Shares are sold to retail investors. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares distributions from net investment income daily and pays those distributions monthly. In addition, each Fund pays capital gain distributions, if any, at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

A Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held Fund shares.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year. For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

 ................................................................................
FINANCIAL HIGHLIGHTS
 ................................................................................

The following table is intended to help you understand the performance of Institutional Shares of the Funds. Total return in the table represents the rate an investor would have earned on an investment in a Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Fund's financial statements and the independent auditor's report are included in the Annual Report dated August 31, 1999, which is available upon request, without charge.

As  of  August  31,  1999  the  net  assets  of  Treasury  Cash  Portfolio  were
$287,758,076, of Government Cash Portfolio were $732,787,465 and of Cash Portfolio were $937,534,839.


                              SELECTED DATA FOR A SINGLE SHARE                           RATIOS/SUPPLEMENTAL DATA
                        ---------------------------------------------           ---------------------------------------------
                                                                                    Net                 Ratios to
                                                                                 Assets at         Average Net Assets
                        Beginning            Distributions Ending                 End of  ----------------------------------
                        Net Asset      Net      From Net  Net Asset               Period                  Net
                        Value Per  Investment  Investment Value per    Total      (000's      Net     Investment    Gross
                          Share      Income      Income     Share      Return    Omitted  ) Expenses    Income    Expenses(a)
 Year Ended August 31
TREASURY CASH FUND
         1999             $ 1.00      $0.04     $ (0.04)   $ 1.00        4.50%   $ 55,134     0.45%      4.43%       0.62%
         1998               1.00       0.05       (0.05)     1.00        5.11%     91,122     0.45%      5.00%       0.67%
         1997               1.00       0.05       (0.05)     1.00        4.98%     40,830     0.45%      4.89%       0.66%
         1996               1.00       0.05       (0.05)     1.00        5.15%     79,259     0.45%      5.01%       0.69%
         1995               1.00       0.05       (0.05)     1.00        5.28%     28,530     0.42%      5.18%       0.86%
GOVERNMENT CASH FUND
         1999               1.00       0.05       (0.05)     1.00        4.59%    455,239     0.57%      4.50%       0.59%
         1998               1.00       0.05       (0.05)     1.00        5.22%    443,618     0.57%      5.09%       0.58%
         1997               1.00       0.05       (0.05)     1.00        5.06%    245,157     0.57%      4.95%       0.57%
         1996               1.00       0.05       (0.05)     1.00        5.18%    256,244     0.57%      5.06%       0.57%
         1995               1.00       0.05       (0.05)     1.00        5.46%    186,620     0.54%      5.39%       0.66%
CASH FUND
         1999               1.00       0.05       (0.05)     1.00        4.68%    569,409     0.57%      4.56%       0.60%
         1998               1.00       0.05       (0.05)     1.00        5.24%    299,220     0.57%      5.11%       0.61%
         1997               1.00       0.05       (0.05)     1.00        5.07%    152,041     0.57%      4.97%       0.60%
         1996               1.00       0.05       (0.05)     1.00        5.22%     89,733     0.57%      5.10%       0.60%
         1995               1.00       0.06       (0.06)     1.00        5.23%     73,802     0.54%      5.33%       0.69%


(a) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.

                    For More Information

  The following documents are available free upon request:      MONARCH FUND

                 Annual/Semi-Annual Reports                 Institutional Shares

   Additional information about each Fund's investments is        Treasury
  available in the Fund's annual and semi-annual reports to      Cash Fund
                         shareholders.
                                                                 Governmen
         Statement of Additional Information ("SAI")             Cash Fund

 The SAI provides more detailed information about each Fund      Cash Fund
   and is incorporated by reference into this Prospectus.

                     Contacting the Funds

You can get a free copy of both reports and the SAI, request other information and discuss your questions about each Fund by contacting the Funds at:

               Forum Shareholder Services, LLC

                        P.O. Box 446
                    Portland, Maine 04112

                       (207) 879-0001

                       (800) 754-8757

       Securities and Exchange Commission Information

 You can also review the Funds' reports (when available) and
   SAIs at the Public Reference Room of the Securities and Exchange Commission ("SEC"). You can get copies, for a fee, by writing to the following:

                    Public Reference Room

             Securities and Exchange Commission

                 Washington, D.C. 20549-6009

             E-mail address: publicinfo@sec.gov

  The scheduled hours of operation of the Public Reference
 Room may be obtained by calling the SEC at (202) 942-8090.
 Free copies of the reports and SAIs are available from the SEC's Internet Web Site at http://www.sec.gov.




                                                               Monarch Funds
                                                            Two Portland Square
                                                           Portland, Maine 04101
                                                              (800) 754-8757


        Investment Company Act File No. 811-6742

MONARCH FUNDS
--------------------------------------------------------------------------------





                                    PROSPECTUS

                                    January 1, 2000









                                    INVESTOR SHARES

Three money market funds
that each seek to provide           Treasury Cash Fund
high current income to the          Government  Cash  Fund
extent  consistent with the         Cash  Fund
preservation of capital and
the maintenance of liquidity.

--------------------------------------------------------------------------------

                                 Table of Contents

Summary................................2  Your Account.........................6
Performance............................4  Other Information...................10
Fee Tables.............................5  Financial Highlights................11
Management.............................5  For More Information................12

--------------------------------------------------------------------------------


The Securities and Exchange
Commission has not
approved or disapproved the
Funds' shares or determined
whether this Prospectus is
accurate or complete.  Any
representation to the
contrary is a criminal
offense.

MONARCH FUNDS
--------------------------------------------------------------------------------

 ................................................................................
SUMMARY
 ................................................................................

DEFINITIONS                    This  Prospectus  offers Investor Shares of three
                               money market funds -- TreasuryCash Fund,
MONEY MARKET SECURITY          Government Cash Fund and Cash Fund (the "Funds").
means a high credit            Investor  Shareshave a $5,000 minimum initial
quality, short-term, U.S.      investment.
dollar denominated debt
security
                               INVESTMENT OBJECTIVES
TREASURY SECURITY means a
security that is issued or     The  investment  objective of each Fund is to
guaranteed by the U.S.         provide high current income to the extent
Treasury                       consistent with the  preservation  of capital and
                               the  maintenance  of liquidity.
GOVERNMENT SECURITY
means a security that is       PRINCIPAL INVESTMENT STRATEGIES
issued or guaranteed by
the U.S. Government, its       Each Fund invests in a diversified  portfolio of
agencies or                    Money Market  Securities and:
instrumentalities               o  seeks to  maintain  a stable  net asset
                                   value of $1.00  per share
REPURCHASE  AGREEMENT           o  invests  in securities  with  remaining
means a transaction in             maturities of 397 days or less
which a Fund purchases          o  maintains a dollar weighted average maturity
securities and                     of its investments of 90 days or less.
simultaneously commits to
resell the securities to the   Each Fund invests substantially all of its assets
other party at an agreed-      in another  mutual fund (a "Portfolio") which has
upon date and at a price       the same investment objective and substantially
reflecting a market rate of    similar investment policies.  The Portfolios in
interest                       which the Funds invest and their primary
                               investments are:




          FUND/PORTFOLIO                             PRIMARY INVESTMENTS

Treasury Cash Fund/          At least 65% of total assets in Treasury Securities
Treasury Cash Portfolio      and Repurchase Agreements backed by Treasury
                             Securities

Government Cash Fund/        At least 65% of total assets in Government
Government Cash Portfolio    Securities and Repurchase Agreements backed by
                             Government Securities

Cash Fund/                   A broad spectrum of Money Market Securities
Cash Portfolio               including:
                             o    securities issued by financial
                                  institutions, such as certificates of deposit, bankers' acceptances and time deposits
                             o    securities issued by domestic companies,
                                  such as commercial paper
                             o    Government Securities
                             o    Repurchase Agreements

The investment adviser for each Portfolio (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:

     o revised economic forecasts or interest rate outlook requires a repositioning of the Portfolio
     o the security subsequently fails to meet the Adviser's investment criteria
     o    funds are needed for another purpose.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program. The principal risks of investing in a Fund are described below. These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance.

INTEREST RATE RISK Interest rates affect the value of the Portfolios' investments. Increases in interest rates may cause a decline in value. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government as are Treasury Securities.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

MONARCH FUNDS
--------------------------------------------------------------------------------

 ................................................................................
PERFORMANCE
 ................................................................................

The following charts and table provide some indication of the risks of investing in a Fund's Investor Shares by showing changes in performance from year to year and investment returns. Because Investor Shares of Government Cash Fund have yet to commence operations, the information provided below is for Government Cash Fund's Universal Shares. The returns for Investor Shares will be lower than those of Universal Shares because of the higher expenses of Investor Shares. To obtain current yield information, call toll-free (800) 754-8757. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following charts show the annual total returns for each full calendar year that the Funds have operated.

                                         [EDGAR representatiion of bar charts]

YEAR ENDED 12/31                       1993    1994    1995   1996   1997  1998

TREASURY CASH FUND                                            4.60%  4.65% 4.57%

Best Quarter:  1.18%
(quarter ended 12/31/97)
Worst Quarter: 1.03%
(quarter ended 12/31/984)
1/1/99 to 9/30/99 Total Return: 3.01%


GOVERNMENT CASH FUND                   3.24%   4.29%   6.01%  5.44%  5.56% 5.49%

Best Quarter:  1.51%
(quarter ended 6/30/95)
Worst Quarter: 0.78%
(quarter ended 3/31/94)
1/1/99 to 9/30/99 Total Return: 3.65%


CASH FUND                                                      4.78% 4.90% 4.87%

Best Quarter:  1.24%
(quarter ended 12/31/97)
Worst Quarter: 1.14%
(quarter ended 12/31/98)
1/1/99 to 9/30/99 Total Return: 3.21%

The following table lists the average annual total return for each Fund as of December 31, 1998.

                        ONE YEAR     FIVE YEARS  SINCE INCEPTION  INCEPTION DATE

TREASURY CASH FUND        4.57%          N/A          4.64%          10/25/95
GOVERNMENT CASH FUND      5.49%         5.36%         4.95%          10/29/92
CASH FUND                 4.87%          N/A          4.93%           6/16/95

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

 ................................................................................
FEE TABLES
 ................................................................................

The following tables describe the various fees and expenses that you will pay if you invest in Investor Shares of a Fund. Expenses for Government Cash Fund are estimated for the fiscal year ending August 31, 2000 and expenses for each other Fund are based on amounts incurred during the fiscal year ended August 31, 1999. Expenses are stated as a percentage of average net assets. There are no charges for purchasing or redeeming Fund shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)(1)
                                          TREASURY       GOVERNMENT         CASH
                                         CASH FUND       CASH FUND          FUND

Management Fees(2)                         0.13%           0.13%           0.13%
Distribution (Rule 12b-1) Fees             0.25%           0.25%           0.25%
Other Expenses                             0.51%           0.46%           0.47%
Total Annual Fund Operating Expenses(3)    0.89%           0.84%           0.85%

(1) Each Fund's expenses include its pro-rata share of the expenses of its corresponding Portfolio.
(2)  Includes all investment advisory and administration fees.
(3) Certain service providers voluntarily waived a portion of their fees for Treasury Cash Fund and Cash Fund. Actual Total Annual Fund Operating Expenses for Treasury Cash Fund and for Cash Fund were 0.83%.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Investor Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the operating expenses remain the same as stated in the above table, and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                         ONE YEAR      THREE YEARS     FIVE YEARS      TEN YEARS

TREASURY CASH FUND         $91             $284           $493           $1,096
GOVERNMENT CASH FUND       $86             $268           $466           $1,037
CASH FUND                  $87             $271           $471           $1,049

 ................................................................................
MANAGEMENT
 ................................................................................

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the SAI.

THE ADVISER

Each Portfolio's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser's primary business is fixed income investment management and, in addition to the Portfolios, advises two other money market funds and five taxable and tax-free bond funds. The Adviser is a privately owned company controlled by John Y. Keffer, who is Chairman of the Board.

The Adviser makes investment decisions for each Portfolio. During the Funds' last fiscal year, the advisory fees paid to the Adviser for each Portfolio were 0.03% of the Portfolio's average daily net assets.

MONARCH FUNDS
--------------------------------------------------------------------------------

OTHER SERVICE PROVIDERS

The Forum Financial Group ("Forum") of companies provides various services to each Fund. As of October 31, 1999, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $94 billion.

Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares.

Each Fund has adopted a distribution or "Rule 12b-1" plan under which the Fund pays the distributor for the sale and distribution of Investor Shares. Each Fund has also entered into a shareholder service agreement under which the Fund pays for the servicing of shareholder accounts. The fees paid under the distribution plan and shareholder service agreement may be paid to various financial institutions that provide services to their customers invested in Investor Shares. Because Investor Shares pay distribution fees on an on-going basis, your investment cost over time may be higher than paying other types of sales charges.

FUND EXPENSES

Each Fund pays for all of its expenses. Expenses of Investor Shares include the Shares' own expenses as well as Trust expenses that are allocated among the Funds, their classes of shares and any other funds of the Trust. The Adviser or other service providers may voluntarily waive all or any portion of their fees and/or reimburse certain expenses. Any fee waiver or expense reimbursement increases investment performance for the period during which the waiver or reimbursement is in effect.


 ................................................................................
YOUR ACCOUNT
 ................................................................................

HOW TO CONTACT THE FUNDS

You may either contact the Trust or Imperial Securities Corp. for an account application or for further information regarding the Funds. Imperial Securities Corp. is located at 9920 South La Cienega Boulevard, 14th Floor, Inglewood, CA 90301.

          WRITE TO US AT:              WIRE INVESTMENTS TO US AT:

               Monarch Funds                Imperial Bank
               P.O. Box 446                 ABA #122201444
               Portland, Maine 04112        FOR CREDIT TO:
                                                Forum Shareholder Services, LLC
                                                Account # 09075-933
          TELEPHONE US AT:                      (Name of Your Fund)
               (800) 754-8757                   (Your Name)
                                                (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"). Investments are not be accepted or invested by a Fund during the period before the receipt of Federal Funds.

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

             ORDER MUST BE RECEIVED BY:          PAYMENT MUST BE RECEIVED BY:
              11:00 a.m., Pacific time              1:00 p.m., Pacific time

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

On days that the Bond Market Association recommends an early close of the government securities market or that those markets or the Federal Reserve Bank of San Francisco close early, the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific time on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Portfolio values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual, sole proprietorship, joint and gifts or transfers to minors accounts, the check must be made payable to "Monarch Funds" or to one or more owners of the account and endorsed to "Monarch Funds." For all other accounts, the check must be made payable on its face to "Monarch Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Investor Shares is $5,000. The minimum additional investment is $100.

ACCOUNT REQUIREMENTS

                       TYPE OF ACCOUNT                                                    REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS:             o    Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole             required to sign exactly as their names appear on the
proprietorship accounts.  Joint accounts can have two or more        account.
owners.

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA):                     o    Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a            custodial account under the UGMA or the UTMA.
child and obtain tax benefits.                                  o    The custodian must sign instructions in a manner
                                                                     indicating trustee capacity.

BUSINESS ENTITIES                                               o    For     entities     with     officers,     submit    a
                                                                     Corporate/Organization   Resolution   form  or  similar
                                                                     document.
                                                                o    For  entities  with  partners or other  interested  parties, submit a  Corporate/Organization  Resolution form or similar document.

TRUSTS                                                          o    The trust must be established before an account
                                                                     can be opened.
                                                                o    Submit a  Corporate/Organization  Resolution form or similar document.

MONARCH FUNDS
--------------------------------------------------------------------------------

INVESTMENT PROCEDURES


                    HOW TO OPEN AN ACCOUNT                              HOW TO ADD TO YOUR  ACCOUNT

BY CHECK                                                        BY CHECK
o    Call or write us for an  account  application  and/or a    o    Fill out an investment slip from a confirmation
     Corporate/Organization Resolution form.                         or write us a letter.
o    Complete the application.                                  o    Write your account number on your check.
o    Mail us your application and a check.                      o    Mail us the slip (or your letter) and the check.
BY WIRE                                                         BY WIRE
o    Call or write us for an account application and/or a       o    Call to notify us of your incoming wire.
     Corporate/Organization Resolution form.                    o    Instruct your bank to wire your money to us.
o    Complete the application.
o    Call us and we will assign you an account number.
o    Mail us your application.
o    Instruct your bank to wire your money to us.


LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect a Fund or its operations.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT

BY MAIL
o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number
     o    The Fund name
     o    The dollar amount or number of shares you want to sell
     o    How and where to send the redemption proceeds.
o    Obtain a signature guarantee (if required).
o    Obtain other documentation (if required).
o    Mail us your request and documentation.
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application.
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") or
o    Mail us your request (See "By Mail").
BY CHECK
o    Write  a  check   against   your  account   balance  (See  "Check   Writing
     Privileges").
o Your investment will continue to earn distributions until your check is presented to the Fund for payment.
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application).
o    Provide the following information:
     o    Your account number
     o    Exact name(s) in which the account is registered
     o    Additional form of identification.
o    Redemption proceeds will be:
     o    Mailed to you or
     o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire").

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific time (or other time as may be determined), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

CHECK WRITING PRIVILEGES You may redeem shares by writing checks provided by the Funds against your account balance. Contact the Transfer Agent for information on applying for check writing privileges. When your check is presented for payment, the Trust will deduct shares from your shareholder account in an amount equal to the amount of the check. The Trust charges a $10 fee for all checks presented in amounts less than $500. The Trust deducts this fee directly from your shareholder account.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Specific requirements are listed in the SAI or may be obtained by calling the Transfer Agent.

SMALL ACCOUNTS If the value of your account falls below $5,000, a Fund may ask you to increase your balance. If the account value is still below $5,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange Investor Shares of a Fund for Investor Shares of another Fund.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE
BY MAIL
o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account numbers
     o The names of the Funds from which you are selling and into which you are exchanging
     o    The dollar amount or number of shares you want to sell (and exchange).
o Open a new account and complete an account application if you are requesting different shareholder privileges.
o    Mail us your request and documentation.
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application).
o    Provide the following information:
     o    Your account number
     o    Exact name(s) in which account is registered
     o    Additional form of identification.

MONARCH FUNDS
--------------------------------------------------------------------------------

 ................................................................................
OTHER INFORMATION
 ................................................................................

ADDITIONAL INVESTMENT POLICIES

The Funds and Portfolios operate in accordance with "Rule 2a-7" under the Investment Company Act of 1940. All restrictions relating to maturity, credit quality and diversification are interpreted in accordance with that rule.

A Portfolio may from time to time take temporary defensive positions in response to adverse market, economic, political or other conditions. For instance, the Portfolios may hold cash in any amount. Each Portfolio may invest in other money market mutual funds that have substantially similar policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in its corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund. A Fund may withdraw its entire investment from a Portfolio at anytime that the Board decides it is in the Fund's best interest to do so.

The board of trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to Investor Shares, each Fund offers Universal Shares and Institutional Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor by contacting the Transfer Agent. Universal Shares are sold to institutional investors and Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares distributions from net investment income daily and pays those distributions monthly. In addition, each Fund pays capital gain distributions, if any, at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

A Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held Fund shares.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year. For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

 ................................................................................
FINANCIAL HIGHLIGHTS
 ................................................................................

The following table is intended to help you understand the performance of Investor Shares of the Funds. Data for Universal Shares of Government Cash Fund is included in the table as Investor Shares of that Fund had not commenced operations as of August 31, 1999. Total return in the table represents the rate an investor would have earned on an investment in a Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Fund's financial statements and the independent auditor's report are included in the Annual Report dated August 31, 1999, which is available upon request, without charge.

As  of  August  31,  1999  the  net  assets  of  Treasury  Cash  Portfolio  were
$287,758,076, of Government Cash Portfolio were $732,787,465 and of Cash Portfolio were $937,534,839.


                              SELECTED DATA FOR A SINGLE SHARE                           RATIOS/SUPPLEMENTAL DATA
                        ---------------------------------------------           ---------------------------------------------
                                                                                    Net                 Ratios to
                                                                                 Assets at         Average Net Assets
                        Beginning            Distributions Ending                 End of  ----------------------------------
                        Net Asset      Net      From Net  Net Asset               Period                  Net
                        Value Per  Investment  Investment Value per    Total      (000's      Net     Investment    Gross
                          Share      Income      Income     Share      Return    Omitted )  Expenses    Income    Expenses(a)
 Year Ended August 31
TREASURY CASH FUND
     INVESTOR SHARES

         1999             $ 1.00      $0.04      $(0.04)   $ 1.00     4.10%      $232,624   0.83%      4.02%         0.89%
         1998               1.00       0.05       (0.05)     1.00     4.72%        57,957   0.82%      4.62%         0.91%
         1997               1.00       0.05       (0.05)     1.00     4.58%        30,118   0.83%      4.55%         0.97%
         1996(c)            1.00       0.04       (0.04)     1.00     4.00%         3,980   0.83%(b)   4.50%(b)      1.33%(b)
GOVERNMENT CASH FUND
     UNIVERSAL SHARES

         1999               1.00       0.05       (0.05)     1.00     5.00%       277,548   0.18%      4.88%         0.25%
         1998               1.00       0.05       (0.05)     1.00     5.63%       253,644   0.18%      5.48%         0.26%
         1997               1.00       0.05       (0.05)     1.00     5.49%       230,410   0.17%      5.35%         0.26%
         1996               1.00       0.05       (0.05)     1.00     5.59%       248,986   0.19%      5.43%         0.28%
         1995               1.00       0.06       (0.06)     1.00     5.78%       182,546   0.24%      5.46%         0.52%
CASH FUND
     INVESTOR SHARES

         1999               1.00       0.04       (0.04)     1.00     4.41%       269,421   0.83%      4.30%         0.85%
         1998               1.00       0.05       (0.05)     1.00     4.97%       181,754   0.83%      4.86%         0.86%
         1997               1.00       0.05       (0.05)     1.00     4.81%        76,480   0.83%      4.72%         0.85%
         1996               1.00       0.05       (0.05)     1.00     4.95%        32,731   0.83%      4.68%         0.96%
         1995(c)            1.00       0.01       (0.01)     1.00     5.14%         4,665   0.84%(b)   5.32%(b)      3.76%(b)


(a) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
(b)  Annualized.
(c) Investors Shares of Treasury Cash Fund and Cash Fund commenced operations on October 25, 1995 and June 16, 1995, respectively.

                    For More Information

  The following documents are available free upon request:       MONARCH FUND

                 Annual/Semi-Annual Reports                     Investor Shares

   Additional information about each Fund's investments is          Treasury
  available in the Fund's annual and semi-annual reports to        Cash Fund
                         shareholders.
                                                                   Governmen
         Statement of Additional Information ("SAI")               Cash Fund

 The SAI provides more detailed information about each Fund        Cash Fund
   and is incorporated by reference into this Prospectus.

                     Contacting the Funds

You can get a free copy of both reports and the SAI, request other information and discuss your questions about each Fund by contacting the Funds at:

               Forum Shareholder Services, LLC

                        P.O. Box 446
                    Portland, Maine 04112

                       (207) 879-0001

                       (800) 754-8757

       Securities and Exchange Commission Information

 You can also review the Funds' reports (when available) and
   SAIs at the Public Reference Room of the Securities and Exchange Commission ("SEC"). You can get copies, for a fee, by writing to the following:

                    Public Reference Room

             Securities and Exchange Commission

                 Washington, D.C. 20549-6009

             E-mail address: publicinfo@sec.gov

  The scheduled hours of operation of the Public Reference
 Room may be obtained by calling the SEC at (202) 942-8090.
 Free copies of the reports and SAIs are available from the SEC's Internet Web Site at http://www.sec.gov.




                                                               Monarch Funds
                                                            Two Portland Square
                                                           Portland, Maine 04101
                                                              (800) 754-8757


                    Investment Company Act File No. 811-6742

MONARCH FUNDS

                                             Statement of Additional Information

                                             January 1, 2000










Fund Information:                            Treasury Cash Fund
                                             Government Cash Fund
                                             Cash Fund
Monarch Funds
Two Portland Square
Portland, Maine 04101
(800) 754-8757


Account Information and
Shareholder Services:

Forum Shareholder Services, LLC
P.O. Box 446
Portland, Maine 04112
(800) 754-8757
















This Statement of Additional Information or "SAI" supplements the Prospectuses dated January 1, 2000, as may be amended from time to time, offering Universal Shares, Institutional Shares and Investor Shares of Treasury Cash Fund, Government Cash Fund and Cash Fund. This SAI is not a prospectus and should only be read in conjunction with a prospectus. The Prospectuses may be obtained without charge by contacting shareholder services at the address or telephone number listed above.


Financial Statements for the Funds for the year ended August 31, 1999 included in the Annual Report to shareholders, are incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request by contacting shareholder services at the address or telephone number listed above.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

     Glossary..................................................................2

1.   General Information.......................................................3

2.   Investment Policies and Risks.............................................3

3.   Investment Limitations....................................................7

4.   Performance Data and Advertising.........................................10

5.   Management...............................................................13

6.   Portfolio Transactions...................................................20

7.   Additional Purchase and Redemption Information...........................21

8.   Taxation.................................................................23

9.   Other Matters............................................................26

     Appendix A   Description of Certain Securities Ratings..................A-1

     Appendix B   Performance Data...........................................B-1

     Appendix C   Miscellaneous Tables.......................................C-1

MONARCH FUNDS
--------------------------------------------------------------------------------



GLOSSARY

"Adviser" means Forum Investment Advisors, LLC.

"Board" means the Board of Trustees of the Trust.

"Code" means the Internal Revenue Code of 1986, as amended.

"Core Trust" means Core Trust (Delaware).

"Core Trust Board" means the Board of Trustees of Core Trust.

"Custodian" means the custodian of each Fund's assets.

"FAdS" means Forum Administrative Services, LLC, administrator of each Fund.

"FAcS" means Forum Accounting Services, LLC, fund accountant of each Fund.

"FFS" means Forum Fund Services, LLC, distributor of each Fund's shares.

"Fund" means each of Treasury Cash Fund, Government Cash Fund and Cash Fund.

"Fitch" means Fitch IBCA, Inc.

"Government  Securities"  means  securities  issued  or  guaranteed  by the U.S.
  Government, its agencies or instrumentalities (See prospectus).

"Moody's" means Moody's Investors Service.

"NAV" means net asset value per share (See prospectus).

"NRSRO" means a nationally recognized statistical rating organization.

"Portfolio" means each of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio, series of Core Trust.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's Corporation, a Division of McGraw Hill Companies.

"Transfer Agent" means Forum Shareholder Services, LLC, the transfer agent and distribution disbursing agent of each Fund.

"Treasury Securities" means securities issued or guaranteed by the U.S. Treasury
 (See prospectus).

"Trust" means Monarch Funds.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

1.  GENERAL INFORMATION

Each Fund is a "gateway" fund in a Core and Gateway(R) structure. Each Fund invests substantially all of its assets in separate Portfolios of Core Trust (each "a Portfolio"), another open-end, management investment company with identical investment objectives and substantially similar investment policies, as follows:

              Treasury Cash Fund             Treasury Cash Portfolio
              Government Cash Fund           Government Cash Portfolio
              Cash Fund                      Cash Portfolio

CONSIDERATIONS OF INVESTING IN A PORTFOLIO

A Fund's investment in a Portfolio may be affected by the actions of other investors in the Portfolio. A Fund may withdraw its entire investment from a Portfolio at any time if the Board determines that it is in the best interests of the Fund and its shareholders to do so. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund, resulting in increased risk, and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it would incur transaction costs. If a Fund withdrew its investment from a Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by the Adviser or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund.

ADDITIONAL INFORMATION Each class of a Fund (and any other investment company that invests in a Portfolio) may have a different expense ratio and different sales charges, including distribution fees, and each class' (and investment company's) performance will be affected by its expenses and sales charges. For more information on any other class of shares of the Funds or concerning any other investment companies that invest in a Portfolio, investors may contact FFS at 800-754-8757. If an investor invests through a financial institution, the investor may also contact their financial institution to obtain information about the other classes or any other investment company investing in a Portfolio.

2.  INVESTMENT POICIES AND RISKS

The following discussion supplements the disclosure in the prospectuses about each Fund's investment techniques, strategies and risks. Unless otherwise indicated below, the discussion of the investment policies of a Fund also refers to the investment policies of the Core Portfolio in which the Fund invests.

A.       SECURITY RATINGS INFORMATION

Under Rule 2a-7, each Portfolio must normally invest at least 95% of its total assets in securities that are rated in the highest short-term rating category (by companies such as Standard & Poor's) for debt obligations, or are unrated and determined to be of comparable quality.

Unrated securities may not be as actively traded as rated securities. A Portfolio may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality) if the Adviser determines that retaining such security is in the best interests of the Portfolio. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of securities by several NRSROs is included in Appendix A to this SAI. The Portfolios may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments, and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

MONARCH FUNDS
--------------------------------------------------------------------------------

B.       FIXED INCOME SECURITIES

1.       VARIABLE AND FLOATING RATE SECURITIES

Each Portfolio may invest in fixed income securities with variable or floating rates. The yield of variable and floating rate securities varies in relation to changes in specific money market rates, such as the Prime Rate. A "variable" interest rate adjusts at predetermined intervals (for example, daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes. These changes are reflected in adjustments to the yields of the variable and floating rate securities, and different securities may have different adjustment rates. Accordingly, as interest rates increase or decrease, the appreciation or depreciation may be less on these obligations than for fixed rate obligations. To the extent that a Portfolio invests in long-term variable or floating rate securities, the Adviser believes that the Portfolio may be able to take advantage of the higher yield that is usually paid on long-term securities.

Each Portfolio will only purchase variable or floating rate securities, whose interest rate is adjusted based on a single short-term rate or index such as the Prime Rate. Under Rule 2a-7 of the 1940 Act, a Portfolio may only purchase securities with maturities of greater than 397 days if they have demand features that meet certain requirements or they are certain long-term U.S. Government Securities.

Cash Portfolio may purchase variable and floating rate corporate master notes and similar securities. Master notes with variable or floating interest rates are unsecured obligations that are redeemable upon notice. You may invest fluctuating amounts in these instruments at varying rates of interest under a direct arrangement with the issuer. These obligations include master demand notes. The issuer of these obligations often has the right, after a given period, to prepay its outstanding principal obligations upon a specified number of days' notice. These obligations generally are not traded and there is generally no established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

2.       ASSET BACKED SECURITIES

Each Portfolio may purchase adjustable rate mortgage backed or other asset backed securities (such as Small Business Association securities) that are Government Securities. Treasury Cash Portfolio may only purchase mortgage backed or asset backed securities that are U.S. Treasury Securities. These securities directly or indirectly represent a participation in, or are secured by and payable from, adjustable rate mortgages or other loans that may be secured by real estate or other assets. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities.

ADJUSTABLE RATE MORTGAGE BACKED SECURITIES Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate, and that may be subject to certain limits. Although the rate adjustment feature may reduce sharp changes in the value of adjustable rate securities, these securities can change in value based on changes in market interest rates or changes in the issuer's creditworthiness. Changes in the interest rates on ARMs may lag behind changes in prevailing market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, a Portfolio could suffer some principal loss if the Portfolio sold the securities before the interest rates on the underlying mortgages were adjusted to reflect current market rates. Some adjustable rate securities (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rates during a specified period or over the life of the security.

SMALL BUSINESS ADMINISTRATION SECURITIEs Small Business Administration securities ("SBA") are variable rate securities that are backed by the full faith and credit of the United States Government, and generally have an interest rate that resets monthly or quarterly based on a spread to the Prime rate. SBA securities generally have maturities at issue of up to 40 years. No Portfolio may purchase an SBA security if, immediately after the purchase, (1) the Portfolio would have more than 15% of its net assets invested in SBA securities or (2) the total unamortized premium (or the total unaccreted discount) on SBA securities would exceed 0.25% of the Portfolio's net assets.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS Each Portfolio may purchase collateralized mortgage obligations ("CMOs"), which are collateralized by ARMs or by pools of conventional mortgages. CMOs are typically have a number of classes or series with different maturities and are generally retired in sequence. Each class of bonds receives periodic interest payments according to the coupon rate on the bonds. However, all monthly principal payments and any prepayments from the collateral pool are paid first to the "Class 1" bondholders. The principal payments are such that the Class 1 bonds will be completely repaid no later than, for example, five years after the offering date. Thereafter, all payments of principal are allocated to the next most senior class of bonds until that class of bonds has been fully repaid. Although full payoff of each class of bonds is contractually required by a certain date, any or all classes of bonds may be paid off sooner than expected because of an acceleration in pre-payments of the obligations comprising the collateral pool.

3.       FEDERAL HOME LOAN MORTGAGE CORPORATION SECURITIES

Each Portfolio is currently prohibited from purchasing any security issued by the Federal Home Loan Mortgage Corporation. This does not prohibit the Portfolios from entering into Repurchase Agreements collateralized with securities issued by the Federal Home Loan Mortgage Corporation.

4.       GENERAL RISKS

INTEREST RATE RISK Changes in interest rates affects the market value of the interest-bearing fixed income securities held by a Portfolio. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including. Government Securities, can change in value when there is a change in interest rates.

CREDIT RISK A Portfolio's investment in fixed income securities is subject to credit risk relating to the financial condition of the issuers of the securities that each Portfolio holds. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. To limit credit risk, each Portfolio only invests in securities rated in the highest rating category of an NRSRO or those that are unrated and deemed to be of comparable credit quality by the Adviser.

MORTGAGE AND ASSET BACKED SECURITIES The value of mortgage-related securities may be significantly affected by changes in interest rates, the markets' perception of issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of a Portfolio to successfully utilize mortgage-related securities depends in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Some mortgage-related securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities. Mortgage prepayments may be triggered by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgages and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. The volume of prepayments of principal on the mortgages underlying a particular mortgage-related security will influence the yield of that security and a Portfolio's yield. Because prepayments of principal generally occur when interest rates are declining, a Portfolio may have to reinvest the proceeds of prepayments at lower interest rates then those of their previous investments. When this occurs, a Portfolio's yield will decline. A decrease in the rate of prepayments may extend the effective maturities of mortgage-related securities, increasing their sensitivity to changes in market interest rates. To the extent that a Portfolio purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.

C.       REPURCHASE AGREEMENTS

1.       GENERAL

Each Portfolio may enter into Repurchase Agreements. Repurchase Agreements are transactions in which a Portfolio purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a Repurchase Agreement, the Portfolio's custodian or subcustodian maintains possession of the purchased

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securities and any underlying  collateral,  which is maintained at not less than
100% of the repurchase price. Repurchase Agreements allow a Portfolio to earn income for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

2.       RISKS

Repurchase Agreements involve credit risk. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, a Fund may have difficulties in exercising its rights to the underlying securities. A Fund may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss. Failure by the other party to deliver a security purchased by a Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow a Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to Repurchase Agreements. A Fund will only enter into a Repurchase Agreement with a seller that the Adviser believes present minimal credit risk.

D.       BORROWING

1.       GENERAL

Each Portfolio may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of a Fund's total assets. Each Fund may borrow money for other purposes so long as such borrowings do not exceed 5% of a Fund's total assets. The purchase of securities is prohibited if a Fund's borrowing exceeds 5% or more of a Fund's total assets.

2.       RISKS

The use of borrowing involves special risks, including magnified capital losses. If a Fund buys securities with borrowed funds and the value of the securities declines, a Fund may be required to provide the lender with additional funds or liquidate its position in these securities to continue to secure or repay the loan. A Fund may also be obligated to liquidate other portfolio positions at an inappropriate time in order to pay off the loan or any interest payments associated with the loan.

To the extent that the interest expense involved in a borrowing transaction approaches the net return on a Fund's investment portfolio, the benefit of borrowing will be reduced. If the interest expense due to a borrowing transaction exceeds the net return on a Fund's investment portfolio, a Fund's use of borrowing would result in a lower rate of return than if the Fund did not borrow. The size of any loss incurred by a Fund due to borrowing will depend on the amount borrowed. The greater the percentage borrowed, the greater potential of gain or loss to a Fund.

E.       WHEN-ISSUED SECURITIES

1.       GENERAL

Each Portfolio may purchase securities offered on a when-issued or delayed-delivery basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Portfolio will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

2.       RISKS

At the time a Portfolio makes a commitment to purchase securities in this manner, the Portfolio immediately assumes the risk of ownership, including the risk that the value of the security may decline. The use of when-issued transactions and forward commitments enables a Portfolio to protect against anticipated changes in interest rates and prices, but may also increase the volatility of the Portfolio's asset value per unit. Failure by a counterparty to deliver a security purchased by a Portfolio on a when-issued or delayed delivery basis may result in a loss to the Portfolio or a missed opportunity to make an alternative investment.


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F.      ILLIQUID SECURITIES

1.      GENERAL

Each Portfolio may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" means Repurchase Agreements not entitling the holder to payment of principal within seven days and, except as otherwise determined by the Adviser, securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

2.      RISKS

Limitations on resale may have an adverse effect on the marketability of a security and a Portfolio might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Portfolio might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

3.      DETERMINATION OF LIQUIDITY

The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

Certificates of deposit and other fixed time deposits that carry an early withdrawal penalty or mature in greater than seven days are treated as illiquid securities if there is no readily available market for the instrument.

3.  INVESTMENT LIMITATIONS

Each Fund has adopted the same investment limitations. The investment objective of a Fund or Portfolio is fundamental. Each Portfolio and Fund have also adopted a fundamental policy which provides that, notwithstanding any other investment policy or restriction (whether fundamental), the Portfolio or Fund, as applicable, may invest all of its assets in the securities of a single pooled investment fund having substantially the same investment objectives, policies and restrictions as the Fund or Portfolio, as applicable.

A fundamental policy of a Portfolio or Fund cannot be changed without the affirmative vote of the lesser of: (1) 50 percent of the outstanding shares of the Fund (or interests in case of a Portfolio); or (2) 67 percent of the shares of the Fund (or interests in the case of a Portfolio) present or represented at a shareholders meeting at which the holders of more than 50 percent of the outstanding shares of the Fund (or interests in case of a Portfolio) are present or represented. The Board may change a nonfundamental policy of a Fund without shareholder approval.

For purposes of all investment policies of a Portfolio or Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Portfolio or Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Portfolio or Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

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A.  FUNDAMENTAL LIMITATIONS

Each Portfolio may not:

DIVERSIFICATION With respect to 75% of its assets, purchase a security other than a U.S. Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer.

CONCENTRATION Purchase securities if, immediately after the purchase, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that there is no limit on investments in U.S. Government Securities.


For purposes of concentration: (1) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (2) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (3) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.


UNDERWRITING Underwrite securities of other issuers, except to the extent that the Portfolio may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

REAL ESTATE Purchase or sell real estate or any interest therein, except that the Portfolio may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

COMMODITIES Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

BORROWING Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse Repurchase Agreements, provided that borrowings do not exceed 33 1/3% of the value of the Portfolio's total assets.

SENIOR SECURITIES Issue senior securities except as appropriate to evidence indebtedness that the Portfolio is permitted to incur, and provided that the Portfolio may issue shares of additional series or classes that the Trustees may establish.

LENDING Make loans except for loans of portfolio securities, through the use of Repurchase Agreements, and through the purchase of debt securities that are otherwise permitted investments.

THRIFT INVESTOR LIMITATIONS With respect to Government Cash Portfolio, purchase or hold any security that (1) a Federally chartered savings association may not invest in, sell, redeem, hold or otherwise deal pursuant to law or regulation, without limit as to percentage of the association's assets and (2) pursuant to 12 C.F.R. Section 566.1 would cause shares of the Portfolio not to be deemed to be short term liquid assets when owned by Federally chartered savings associations.

B.       NONFUNDAMENTAL LIMITATIONS

Each Portfolio may not:

DIVERSIFICATION With respect to 100% of its assets, purchase a security other than a U.S. Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer, unless the investment is otherwise permitted under the 1940 Act.

BORROWING Purchase securities for investment while any borrowing equaling 5% or more of the Portfolio's total assets is outstanding; and if at any time the Portfolio's borrowings exceed the Portfolio's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets.

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SECURITIES  WITH VOTING  RIGHTS  Purchase  securities  that have voting  rights, except the Portfolio may invest in securities of other investment companies to the extent permitted by the 1940 Act.

MARGIN; SHORT SALES Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

C.       INVESTMENTS BY FINANCIAL INSTITUTIONS

1.       INVESTMENT BY SHAREHOLDERS THAT ARE BANKS - GOVERNMENT CASH PORTFOLIO

Government Cash Portfolio invests only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators (the "Guidelines"). In the event that the Guidelines are revised, the Portfolio's investment portfolio will be modified accordingly, including by disposing of portfolio securities or other instruments that no longer qualify under the Guidelines. In addition, the Portfolio does not intend to hold in its portfolio any securities or instruments that would be subject to restriction as to amount held by a National bank under Title 12, Section 24 (Seventh) of the United States Code. If the Portfolio's investment portfolio includes any instruments that would be subject to a restriction as to amount held by a National bank, investment in the Portfolio may be limited.

The Guidelines provide that shares of an investment fund are generally assigned to the risk-weight category applicable to the highest risk-weighted security or instrument that the fund is permitted to hold. Accordingly, Portfolio interests should qualify for a 20% risk weighting under the Guidelines. The Guidelines also provide that, in the case of an investment fund whose shares should qualify for a risk weighting below 100% due to limitations on the assets which it is permitted to hold, bank examiners may review the treatment of the shares to ensure that they have been assigned an appropriate risk-weight. In this connection, the Guidelines provide that, regardless of the composition of an investment fund's assets, shares of a fund may be assigned to the 100% risk-weight category if it is determined that the Portfolio engages in activities that appear to be speculative in nature or has any other characteristics that are inconsistent with a lower risk weighting. The Adviser has no reason to believe that such a determination would be made with respect to the Portfolio. There are various subjective criteria for making this determination and, therefore, it is not possible to provide any assurance as to how Portfolio shares will be evaluated by bank examiners.

Before acquiring Fund shares, prospective investors that are banks or bank holding companies, particularly those that are organized under the laws of any country other than the United States or of any state, territory or other political subdivision of the United States, and prospective investors that are U.S. branches and agencies of foreign banks or Edge Corporations, should consult all applicable laws, regulations and policies, as well as appropriate regulatory bodies, to confirm that an investment in Fund shares is permissible and in compliance with any applicable investment or other limits.

Fund shares held by National banks are generally required to be revalued periodically and reported at the lower of cost or market value. Such shares may also be subject to special regulatory reporting, accounting and tax treatment. In addition, a bank may be required to obtain specific approval from its board of directors before acquiring Fund shares, and thereafter may be required to review its investment in a Fund for the purpose of verifying compliance with applicable Federal banking laws, regulations and policies.

National banks generally must review their holdings of shares of a Fund at least quarterly to ensure compliance with established bank policies and legal requirements. Upon request, the Portfolios will make available to the Funds' investors' information relating to the size and composition of their portfolio for the purpose of providing Fund shareholders with this information.

2. INVESTMENT BY SHAREHOLDERS THAT ARE CREDIT UNIONS - GOVERNMENT CASH PORTFOLIO AND TREASURY CASH PORTFOLIO


Government Cash Portfolio and Treasury Cash Portfolio limit their investments to investments that are legally permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act (including 12 U.S.C.
Section 1757(7), (8) and (15)) and the applicable rules and regulations of the National Credit Union Administration (including 12 C.F.R. Part 703, Investment and Deposit Activities), as such statutes and rules and regulations may be

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amended.  The Portfolios limit their investments to U.S.  Government  Securities
(including Treasury STRIPS) and Repurchase Agreements fully collateralized by U.S. Government Securities. Certain U.S. Government Securities owned by a Portfolio may be mortgage or asset backed, but, no such security will be (1) a stripped mortgage backed security ("SMBS"), (2) a collateralized mortgage obligation ("CMO") or real estate mortgage investment conduit ("REMIC") that does not meet all of the tests outlined in 12 C.F.R. Section 703.100(e) or (3) a residual interest in a CMO or REMIC. Each Portfolio may also invest in reverse Repurchase Agreements in accordance with 12 C.F.R. 703.100(j) to the extent otherwise permitted herein and in the Prospectuses.


3. INVESTMENTS BY SHAREHOLDERS THAT ARE SAVINGS ASSOCIATIONS - GOVERNMENT CASH PORTFOLIO

Government Cash Portfolio limits its investments to those legally permissible for Federally chartered savings associations without limit as to percentage under applicable provisions of the Home Owners' Loan Act (including 12 U.S.C.
Section 1464) and the applicable rules and regulations of the Office of Thrift Supervision, as such statutes and rules and regulations may be amended. In addition, the Portfolio limits its investments to investments that are permissible for an open-end investment company to hold and would permit shares of the investment company to qualify as liquid assets under 12 C.F.R. Section 566.1(g) and as short-term liquid assets under 12 C.F.R. Section 566.1(h).

4. PERFORMANCE DATA AND ADVERTISING

A. PERFORMANCE DATA

A Fund may quote  performance  in  various  ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

A Fund may compare any of its performance information with:

o Data published by independent evaluators such as Morningstar, Inc., Lipper Inc., IBC Financial Data, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").
o    The performance of other mutual funds.
o The performance of recognized stock, bond and other indices, including but not limited to U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of a Fund but rather are standards by which the Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

A Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

A Funds' performance will fluctuate in response to market conditions and other factors.

B.      PERFORMANCE CALCULATIONS

A Fund's performance may be quoted in terms of yield or total return. Appendix B includes performance information for each Fund.

1.      SEC YIELD

Yield quotations for a Fund will include an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period and are calculated by dividing the net change during the seven-day period in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period, and multiplying the quotient by 365/7. For this purpose, the net change

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in  account  value  reflects  the  value of  additional  shares  purchased  with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by Fund is calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result. The standardized tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal a Fund's yield after taxes. Tax equivalent yields are calculated by dividing the Fund's yield by one minus the stated Federal or combined Federal and state tax rate. If a portion of a Fund's yield is tax-exempt, only that portion is adjusted in the calculation.

2.       TOTAL RETURN CALCULATIONS

A Fund's total return shows its overall change in value, assuming that all of the Fund's distributions are reinvested.

AVERAGE ANNUAL TOTAL RETURN Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns, a Fund: (1) determines the growth or decline in value of a hypothetical historical investment in a Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a Fund.

Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:
             P     =   a hypothetical initial payment of $1,000
             T     =   average annual total return
             N     =   number of years
             ERV   =   ending redeemable  value: ERV is the value, at the end of
                       the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Because average annual returns tend to smooth out variations in a Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

OTHER MEASURES OF TOTAL RETURN Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

A Fund may quote unaveraged or cumulative total returns that reflect a Fund's performance over a stated period of time.

Total returns may be stated in their components of income and capital (including
capital  gains  and  changes  in  share  price)  in  order  to  illustrate   the
relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration a Fund's front-end sales charge or contingent deferred sales charge (if applicable).

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT       =        period total return
                  The other definitions are the same as in average annual total return above

11
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C.       OTHER MATTERS

A Fund may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) biographical descriptions of a Portfolio's portfolio manager and the portfolio management staff of a Portfolio's Adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (6) the results of a hypothetical investment in a Fund over a given number of years, including the amount that the investment would be at the end of the period; (7) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (8) the net asset value, net assets or number of shareholders of a Fund as of one or more dates; and (9) a comparison of a Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

In connection with its advertisements, a Fund may provide "shareholder's letters" that provide shareholders or investors with an introduction to the Fund's, the Trust's or any of the Trust's service provider's policies or business practices.




















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5.      MANAGEMENT

A.      TRUSTEES AND OFFICERS OF THE TRUST

The names of the Trustees and officers of the Trust, their position with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk (*). The Board supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.



NAME, DATE OF                          POSITION           PRINCIPAL OCCUPATION(S)
BIRTH AND ADDRESS                      WITH THE TRUST     DURING PAST 5 YEARS

John Y. Keffer*                        Chairman and       President, Forum Financial Group, LLC (a mutual fund services
  Born:  July 15, 1942                 President          holding company)
  Two Portland Square

  Portland, Maine 04101

Maurice J. DeWald                      Trustee            Chairman and CEO, Verity Financial Group (financial advisory
  Born:  March 20, 1940                                   firm)
  19200 Von Karman Avenue                                 Director, Tenet Healthcare Corporation, ARV Assisted Living,
  Suite 400                                               Inc., since November 1995, Dai-Ichi Kangyo Bank & Advanced
  Irvine, California 92612                                Materials Group, Inc. of California since January 1998
Christine M. McCarthy                  Trustee            Executive Vice President and CFO, Imperial Bank/Imperial Bancorp
  Born:  June 24, 1955                                    since April 1997
  9920 S. LaCienega Boulevard                             Executive Vice President, First Interstate Bancorp prior to

  Inglewood, California 90301                             April 1997

Jack J. Singer                         Trustee            Senior Vice President and Investment Department Manager,
  Born:  May 24, 1944                                     Imperial Bank
  9920 S. LaCienega Boulevard                             President, Imperial Securities Corp.
  Inglewood, California 90301                             Chairman and President, Imperial Asset Management since August

                                                          1997


David I. Goldstein                     Vice President     Counsel and General Counsel, Forum Financial Group, LLC since
  Born:  August 3, 1961                                   1995
  Two Portland Square

  Portland, Maine 04101

Anthony R. Fischer, Jr.                Vice President     Portfolio Manager, Forum Investment Advisors, LLC since 1998
  Born:  April 15, 1948                                   President, Linden Asset Management, Inc. prior to 1998
  Two Portland Square

  Portland, Maine 04101

Stacey E. Hong                         Treasurer          Director, Fund Accounting, Forum Financial Group, LLC
  Born:  May 10, 1966
  Two Portland Square

  Portland, Maine 04101

Beth P. Hanson                         Vice President     Fund Administration Manager, Forum Financial Group, LLC since
  Born:  July 15, 1966                 and Assistant      June 1995
  Two Portland Square                  Secretary          English Language Instructor, Overseas Training Center, Inc.
  Portland, Maine 04101                                   (Osaka, Japan) prior thereto
Leslie K. Klenk                        Secretary          Assistant Counsel and Counsel, Forum Financial Group, LLC since
  Born:  August 24, 1964                                  1998
  Two Portland Square                                     Vice President/Associate General Counsel, Smith Barney Inc.
  Portland, Maine 04101                                   (brokerage firm) from 1995 through 1998


The following trustees and officers hold the same positions with other investment companies that are considered part of a "Fund Complex." A Fund Complex is comprised of two or more investment companies that (1) hold themselves out to investors as related for purposes of investment and investor services (2) share a common investment adviser or (3) have an investment adviser that is an affiliate of an adviser to another investment company.

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TRUSTEE OR OFFICER        POSITION

John Y. Keffer            Chairman and President, Core Trust (Delaware)
David I. Goldstein        Vice President, Core Trust (Delaware)
Stacey E. Hong            Treasurer, Core Trust (Delaware)

B.       COMPENSATION OF TRUSTEES AND OFFICERS


Each Trustee of the Trust is paid $3,000 for each Board meeting attended (whether in person or by electronic communication) and $3,000 for each committee meeting attended on a date when a Board meeting is not held. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. No officer of the Trust is compensated by the Trust, but officers are reimbursed for travel and related expenses incurred in attending meetings of the Board. Messrs. Keffer and Singer and Ms. McCarthy have not in the past accepted any fees (other than reimbursement for travel and related expenses) for their services as Trustees.

The following table sets forth the fees to paid to each Trustee by the Trust for the fiscal year ended August 31, 1999.

                        COMPENSATION                 TOTAL COMPENSATION
TRUSTEE                  FROM TRUST                 TRUST AND FUND COMPLEX
Maurice J. DeWald          $12,000                         $12,000
Rudolph I. Estrada         $12,000                         $12,000
Robert M. Franko           $12,000                         $12,000

C.       TRUSTEES AND OFFICERS OF CORE TRUST

The names of the Trustees and officers of Core Trust, their positions with Core Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of Core Trust is indicated by an asterisk (*). The Core Trust Board supervises the Portfolios' activities, monitors their contractual arrangements with various service providers and decides upon matters of general policy.


NAME, DATE OF                          POSITION           PRINCIPAL OCCUPATION(S)
BIRTH AND ADDRESS                      WITH THE TRUST,    DURING PAST 5 YEARS

John Y. Keffer*                        Chairman and
                                       President
Costas Azariadis                       Trustee            Professor of Economics, University of California-Los Angeles
  Born:  February 15, 1943                                Trustee, Core Trust (Delaware)
  Department of Economics
  University of California

  Los Angeles, CA 90024

James C. Cheng                         Trustee            President, Technology Marketing Associates
  Born:  July 26, 1942                                    (marketing company for small and medium size businesses in New

  27 Temple Street                                        England)
  Belmont, MA 02718                                       Trustee, Core Trust (Delaware)

J. Michael Parish                      Trustee            Partner, Thelen Reid & Priest LLP (law firm) since 1995
  Born:  November 9, 1943                                 Partner, Winthrop Stimson Putnam & Roberts (law firm) from

  40 West 57th Street                                     1989-1995

  New York, NY 10019                                      Trustee, Core Trust (Delaware)
Thomas G. Sheehan                      Vice President     Director, Forum Financial Group

  Born:  July 15, 1954
  Two Portland Square
  Portland, Maine 04101

Stacey E. Hong                         Treasurer
Dawn Taylor                            Assistant          Manager/Senior Tax Specialist, Tax Department, Forum Financial
  Born:  May 14, 1964                  Treasurer          Group, LLC since 1997
  Two Portland Square                                     Senior Tax Accountant, Pardy, Bingham & Burrell during 1997
  Portland, Maine 04101                                   Senior Tax Specialist, Forum Financial Group, LLC from 1995 to

                                                          1997

14

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                                                                   MONARCH FUNDS
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NAME, DATE OF                          POSITION           PRINCIPAL OCCUPATION(S)
BIRTH AND ADDRESS                      WITH THE TRUST,    DURING PAST 5 YEARS

David I. Goldstein                     Vice President and
                                       Secretary

Don L. Evans                           Secretary          Assistant Counsel and Counsel, Forum Financial Group, LLC
  Born:  August 12, 1948                                  since August 1995
  Two Portland Square                                     Associate, Weiner & Strother PC and Bisk & Lutz (law firms)

  Portland, Maine 04101                                   during 1995

D.       INVESTMENT ADVISER

1.       SERVICES OF THE ADVISER

Forum Investment Advisors, LLC acts as the investment adviser to the Portfolios pursuant to an investment advisory agreement (the "Agreement") with Core Trust. Under the Agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing a Portfolio's investments and effecting portfolio transactions for the Portfolio. Since their inception, Anthony R. Fischer, Jr., has been the portfolio manager responsible for the day to day management of the Portfolios. Mr. Fischer has over 25 years of experience in the money market industry.

2.       FEES

The Adviser's fees are calculated as a percentage of the Trust's average net assets.

Table 1 in Appendix C shows the dollar amount payable by each Portfolio to the Adviser, the amount of fees waived by the Adviser, and the actual fee paid by each Portfolio. The data is for the past three fiscal years.

3.       OTHER PROVISIONS OF ADVISER'S AGREEMENT

Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party ("Disinterested Trustees").

The Agreement is terminable without penalty by the Trust regarding the Fund on 30 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 90 days' written notice to the Trust. The Agreement terminates immediately upon assignment.

Under the Agreement, the Adviser is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.

E.       DISTRIBUTOR

1.       SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of each Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

Under a distribution agreement (the "Distribution Agreement") with the Trust, FFS acts as the representative of the Trust in connection with the offering of shares of the Funds. FFS continually distributes shares of the Funds on a best effort basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Funds.

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FFS may enter  into  agreements  with  selected  broker-dealers,  banks or other financial institutions for distribution of shares of the Funds. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Funds are sold with sales charges or distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares in this manner will be subject to the procedures of the institution through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of a Fund in this manner should acquaint themselves with their institution's procedures and should read the Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

FFS does not receive a fee for any distribution services performed under the Distribution Agreement except the distribution service fees from the Trust with respect to the Shares of those Classes for which a Plan is effective.

2.       OTHER PROVISIONS OF DISTRIBUTOR'S AGREEMENT

The Distribution Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees.

The Distribution Agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under the Distribution Agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under the Distribution Agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Funds' Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FSS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FSS in connection with the preparation of the Registration Statement.

3.       DISTRIBUTION PLAN - INVESTOR SHARE CLASS

In accordance with Rule 12b-1 under the 1940 Act, with respect to the Investor Class of each Fund, the Trust has adopted a distribution plan (the "Plan") which provides for the payment to FFS of a Rule 12b-1 fee at the annual rate of up to 0.25% of the average daily net assets of the Investor Class of each Fund. The Plan obligates the Funds to pay as compensation for FFS's services and not as reimbursement for certain expenses incurred.


The Plan provides that FFS may incur expenses for such activities including (1) any sales, marketing and other activities primarily intended to result in the sale of Investor Class shares and (2) responding to Investor Class shareholder inquiries regarding the Funds' investment objectives, policies and other operational features. Expenses for such activities include compensation to employees, and expenses, including overhead and telephone and other communication expenses, of Forum and various financial institutions or other persons who engage in or support the distribution of Investor Class shares, or who respond to Investor Class shareholder inquiries regarding the Funds' operations; the incremental costs of printing (excluding typesetting) and distributing prospectuses, statements of additional information, annual reports and other periodic reports for use in connection with the offering or sale of Investor Class shares to any prospective investors; and the costs of preparing, printing and distributing sales literature and advertising materials used by Forum or others in connection with the offering of Investor Class shares for sale to the public. During the fiscal year ended August 31, 1999, fees were paid pursuant to a service and marketing agreement for distribution and service activities with respect to Treasury Cash Fund and Cash Fund in the amount of $326,815 and $599,096, respectively.


16

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The Plan  provides  that all  written  agreements  relating to that plan must be approved by the Board, including a majority of the Disinterested Trustees. In addition, the Plan (as well as the Distribution Agreement) requires the Trust and Forum to prepare and submit to the Board, at least quarterly, and the Board to review written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made.

The Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Disinterested Trustees. The Plan further provides that it may not be amended to materially increase the costs which the Trust bears for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Disinterested Trustees. The Plan may be terminated at any time by the Board, by a majority of the Disinterested Trustees, or by a Fund's Investor Class shareholders.

Table 2 in Appendix C shows the dollar amount of fees payable under the Plan with respect to each Fund. This information is provided for the past three years (or shorter time a Fund has been operational).

F.      OTHER FUND SERVICE PROVIDERS

1.      ADMINISTRATOR

THE TRUSt As administrator, pursuant to an agreement with the Trust (the "Administration Agreement"), FAdS is responsible for supervising the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from each Fund at an annual rate of 0.05% of the average daily net assets of each Fund. The fee is accrued daily by each Fund and is paid monthly based on average net assets for the previous month.

The Administration Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Administration Agreement is terminable without penalty by the Trust or by FAdS with respect to a Fund on 60 days' written notice.

Under the Administration Agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the Administration Agreement, FAdS and certain related parties (such as FAdS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

CORE TRUST FAdS also manages all aspects of Core Trust's operations with respect to the Portfolios. With respect to each Portfolio, FAdS has entered into an administration agreement ("Core Administration Agreement") that will continue in effect only if such continuance is specifically approved at least annually by the Core Trust Board or by a majority vote of the outstanding voting securities of the Portfolio and, in either case, by a majority of the Trustees who are not interested persons of any party to the Core Administration Agreement. Under the Core Administration Agreement, FAdS performs similar services to those provided to each Fund.

The Core Administration Agreement provides that FAdS shall not be liable for any action or inaction in the administration of Core Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of FAdS' duties or by reason of reckless disregard of FAdS's and obligations under this Agreement. The Administration Agreement may be terminated with respect to a Portfolio at anytime, without the payment of any penalty: (1) by the Core Trust Board on 60 days' written notice to FAdS; or (2) by FAdS on 60 days' written notice to Core Trust.

Table 3 in Appendix C shows the dollar amount of the fees payable by each Fund to FAdS, the amount of the fee waived by FAdS, and the actual fees received by FAdS. The table provides similar information for the Portfolios. The data are for the past three fiscal years (or shorter period depending on a Fund's commencement of operations).

                                                                              17
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2.      FUND ACCOUNTANT

THE TRUST As fund accountant, pursuant to an accounting agreement with the Trust (the "Accounting Agreement"), FAcS provides fund accounting services to each Fund. These services include calculating the NAV per share of each Fund and preparing the Fund's financial statements and tax returns.

FAcS is currently not paid a fee for services provided to the Funds. A fee may be charged in the future, subject to Board approval.

The Accounting Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Accounting Agreement is terminable without penalty by the Trust or by FAcS with respect to a Fund on 60 days' written notice.

Under the Accounting Agreement, FAcS is not liable for any action or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the Accounting Agreement, FAcS and certain related parties (such as FAcS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.

Under the Accounting Agreement, in calculating a Fund's NAV per share, FAcS is deemed not to have committed an error if the NAV per share it calculates is within 1/10 of 1% of the actual NAV per share (after recalculation). The Accounting Agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal 1/2 of 1% or less than or equal to $10. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Funds.

CORE TRUST FAcS performs similar services for the Portfolios pursuant to a Portfolio and Unitholder Accounting Agreement ("Core Accounting Agreement"). The Core Accounting Agreement shall continue in effect with respect to a Portfolio until terminated; provided, that continuance is specifically approved at least annually by the Board. The Core Portfolio Accounting Agreement may be terminated with respect to a Portfolio at any time, without the payment of any penalty (1) by the Board on 60 days' written notice to FAcS or (2) by FAcS on 60 days' written notice to the Trust. FAcS is required to use its best judgment and efforts in rendering fund accounting services and is not liable to Core Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence.

Table 4 in Appendix C shows the dollar amount of the fees payable by the Portfolios to FAcS, the amount of the fee waived by FAcS, and the actual fees received by FAcS. The data is for the past three fiscal years (or shorter period depending on a Fund's commencement of operations).

3.      TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to a transfer agency agreement with the Trust (the "Transfer Agency Agreement"), the Transfer Agent maintains an account for each shareholder of record of a Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, the Transfer Agent receives with respect to each Fund an annual fee of $12,000 plus $6,000 for each class above one. The Transfer Agent also receives a fee based on the average daily net assets of each class as follows: Universal Shares - 0.05%, Institutional Shares - 0.20% and Investor Shares - 0.20%. Certain shareholder account fees are also charged. The fee is accrued daily by each Fund and is paid monthly based on the average net assets for the previous month.

The Transfer Agency Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Transfer Agency Agreement is terminable without penalty by the Trust or by the Transfer Agent with respect to the Fund on 60 days' written notice.

Under the Transfer Agency Agreement, the Transfer Agent is not liable for any act in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the Transfer Agency Agreement, the Transfer Agent and certain related parties (such as the Transfer Agent's officers and persons who control

18

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the Transfer  Agent) are indemnified by the Trust against any and all claims and expenses related to the Transfer Agent's actions or omissions that are consistent with the Transfer Agent's contractual standard of care.

Table 5 in Appendix C shows the dollar amount of the fees payable by the Funds to FSS, the amount of the fee waived by FSS, and the actual fees received by FSS. The data are for the past three fiscal years (or shorter period depending on a Fund's commencement of operations).

4.       SHAREHOLDER SERVICE AGREEMENT

The Trust has adopted a shareholder service agreement ("Shareholder Service Agreement") with respect to Institutional Shares and Investor Shares of each Fund under which the Trust may pay FAdS a shareholder servicing fee at an annual rate of 0.20% of the average daily net assets of each of the Institutional Shares and the Investor Shares. FAdS may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their customers holding Institutional Services shares or Investor shares.

The Shareholder Service Agreement shall remain in effect for a period of one year from the date of its effectiveness and thereafter shall continue in effect for successive annual periods, provided that such continuance is specifically approved at least annually by the Board and a majority of the Disinterested Trustees. Any material amendment to the Shareholder Service Plan must be approved by a majority of the Disinterested Trustees. The Plan may be terminated without penalty at any time by a vote of a majority of the Disinterested Trustees or FAdS.


FAdS may enter into shareholder servicing agreements with various Shareholder Servicing Agents pursuant to which those agents, as agent for their customers, may agree among other things to: (1) answer shareholder inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; (2) provide necessary personnel and facilities to establish and maintain shareholder accounts and records; (3) assist shareholders in arranging for processing purchase, exchange and redemption transactions; (4) arrange for the wiring of funds; (5) guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; (6) integrate periodic statements with other shareholder transactions; and (7) provide such other related services as the shareholder may request.


In offering or redeeming Fund shares, some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of the Trust's Prospectus, in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or by charging their customers a direct fee for their services. Some Shareholder Servicing Agents may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Funds with respect to assets invested in the Funds. These Shareholder Servicing Agents may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust with respect to assets of those customers or clients invested in the Funds.

Table 6 in Appendix C shows the dollar amount of fees paid under the Shareholder Service Agreement with respect to Institutional Shares and Investor Shares of each Fund. This information is provided for the past three years (or shorter time a Fund has been operational).

5.       CUSTODIAN

As custodian, pursuant to an agreement with the Trust, Union Bank of California, N.A. safeguards and controls the Funds' cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of a Fund's domestic and foreign assets. The Custodian is located at 350 California Street, San Francisco, California 94104.

For its services, the Custodian receives an annualized percentage of the average daily net assets of the Portfolios in which the Funds invest. Each Portfolio also pays an annual domestic custody fee as well as certain other transaction fees. These fees are accrued daily by the Portfolios and are paid monthly based on average net assets and transactions for the previous month.

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6.       LEGAL COUNSEL

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036 passes upon legal matters in connection with the issuance of shares of the Trust.

7.       INDEPENDENT AUDITORS

KPMG LLP, 99 High Street, Boston, MA 02110, is the independent auditor of the Funds and the Portfolios. The auditor audits the annual financial statements of the Funds and Portfolios. The auditor also reviews certain regulatory filings of the Funds and Portfolios and the Funds' tax returns.

6.      PORTFOLIO TRANSACTIONS

Each Fund invests substantially all of its assets in a corresponding Portfolio and not directly in portfolio securities. Therefore, the Funds do not pay brokerage commissions directly.

Purchases and sales of portfolio securities for each Portfolio usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There usually are no brokerage commissions paid for any purchases. While the Trust does not anticipate that the Portfolios will pay any amounts of brokerage commissions, in the event a Portfolio pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Portfolio that the Portfolio would otherwise be obligated to pay itself. All transactions for which a Portfolio pays transaction-related compensation are effected at the best price and execution available, taking into account the amount of any payments made on behalf of the Portfolio by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for each Portfolio by the Adviser in its best judgment and in a manner deemed to be in the best interest of interest holders of that Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Portfolio. The Adviser monitors the creditworthiness of counterparties to its Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks. No portfolio transactions are executed with FIA or any of its affiliates.

For the Portfolios' fiscal years ended August 31, 1997, 1998, and 1999, no Portfolio paid any brokerage commissions.

A.       OTHER ACCOUNTS OF THE ADVISER

Investment decisions for a Portfolio are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. Investment decisions are the product of many factors, including suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. When purchases or sales of the same security for a Portfolio and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

B.       SECURITIES OF REGULAR BROKER-DEALERS

As of August 31, 1999, several Portfolios maintained investments in dealers (or their parent companies) with whom they conduct portfolio transactions. Table 7 of Appendix C provides details of these investments.


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7.      ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

A.      GENERAL INFORMATION

You may purchase or redeem shares or request any shareholder privilege in person at the offices of the Transfer Agent located at Two Portland Square, Portland, Maine 04101.

The Funds accept orders for the purchase or redemption of shares on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). A Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

B.       ADDITIONAL PURCHASE INFORMATION

Shares of each Fund are sold on a continuous basis by the distributor.

Each Fund reserves the right to refuse any purchase request. There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges.

Fund shares are normally issued for cash only. At the Adviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of a Fund as payment for Fund shares. A Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

1.       UGMAs/UTMAs

These custodial accounts provide a way to give money to a child and obtain tax benefits. Depending on state laws, you can set up a custodial account under the UGMA or the UTMA. If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must sign instructions in a manner indicating trustee capacity.

2.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures; you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Funds may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Funds are not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Funds through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

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3.       SIGNATURE GUARANTEES

For requests made in writing, a signature guarantee is required for any of the following:

     o    Sales of over $50,000 worth of shares
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
     o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
     o Changes to systematic investment or withdrawal, distribution, telephone redemption or exchange option or any other election in connection with your account

4.       LOST ACCOUNTS

The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

C.       ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus or herein.

A delay may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. In any event, you will be paid within 7 days, unless: (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days); (2) the Federal Reserve Bank of San Francisco is closed for any reason other than normal weekend or holiday closings; (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value; or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address.

1.      SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

2.      REDEMPTION IN KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of a Portfolio or if the amount to be redeemed is large enough to affect a Portfolio's operations. If redemption proceeds are paid wholly or partly in portfolio securities, shareholders may incur brokerage costs by converting the securities to cash. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

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D.       NAV DETERMINATION

Pursuant to Rule 2a-7, the Board has established procedures to stabilize a Fund's net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from a Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding distributions and utilizing a net asset value per share as determined by using available market quotations. Each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days or subject to a Repurchase Agreement having a duration of greater than 397 days, will limit portfolio investments, including Repurchase Agreements, to those U.S. dollar-denominated instruments that the Board has determined present minimal credit risks and will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet a Fund's high quality criteria.

As described in the Prospectuses, under certain circumstances a Fund may close early and advance the time by which the Fund must receive a purchase or redemption order and payments. In this case, if an investor places an order after the cut-off time, the order will be processed on the follow-up business day and your access to the fund would be temporarily limited.

E.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at a Fund's NAV per share as of the last business day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of a Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

8.      TAXATION

The tax information set forth in the Prospectuses and the information in this section relates solely to U.S. federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting each Fund and its shareholders. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

The tax year-end of each Fund is August 31 (the same as the Fund's fiscal year end).

The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes. All investors should consult their own tax adviser as to the federal, state, local and foreign tax provisions applicable to them.

A.      QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

1.      MEANING OF QUALIFICATION

As a regulated investment company, a Fund will not be subject to federal income tax on the portion of its net investment income (that is, taxable interest and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of long-term capital gain over long-term capital loss) that it distributes to shareholders. In order to qualify as a regulated investment company a Fund must satisfy the following requirements:

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     o    The Fund  must  distribute  at  least  90% of its  investment  company taxable income (that is, net investment income and capital gain net income) for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

     o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing.

     o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, Government Securities, securities of other regulated investment companies, and securities of other issuers; and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than Government Securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.        FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the distributions will be taxable to the shareholders as ordinary income to the extent of a Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.       FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its net investment income for each tax year. Each Fund expects to derive substantially all of its gross income (exclusive of capital gain) from sources other than dividends. Accordingly, it is expected that none of a Fund's distributions will qualify for the dividends-received deduction for corporations.

Each Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares.

Each Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). Any such losses may not be carried back.

Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive a distribution in the form of additional shares, it will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to you on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year even if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

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C.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of each Fund's income must be distributed during the next calendar year. Each Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year.

For purposes of calculating the excise tax, each Fund: reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

D.       BACKUP WITHHOLDING

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide a correct tax payer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

E.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of a Fund, capital gain distributions from a Fund, and amounts retained by a Fund that are designated as undistributed capital gain.

In the case of a non-corporate foreign shareholder, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from a Fund can differ from the rules from the U.S. federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in a Fund.

F.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from a Fund can differ from the U.S. federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in a Fund, distributions from each Fund and the applicability of state and local taxes and related matters.

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9.      OTHER MATTERS

A.      THE TRUST AND ITS SHAREHOLDERS

1.      GENERAL INFORMATION

The Trust was organized as a business trust under the laws of the State of Delaware on July 10, 1992. No Fund expects to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each Fund are entitled to vote at shareholders' meetings unless a matter relates only to a specific series or class (such as approval of an advisory agreement for a Fund or a distribution plan). From time to time, large shareholders may control a class of a Fund, a Fund or the Trust.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of a Treasury Cash Fund, Government Cash Fund and Cash Fund.

The Trust offers shares of beneficial interest in an institutional, universal and investor share class of these series. Each class of a Fund may have a different expense ratio and its expenses will affect each class' performance.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and each Fund will continue indefinitely until terminated.

2.       SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal distribution, liquidation and voting rights. Fractional shares have these rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each class votes separately with respect to the provisions of any Rule 12b-1 plan, which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series) shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

3.       CERTAIN REORGANIZATION TRANSACTIONS

The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or a Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

26

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B.       FUND OWNERSHIP

As of December 28, 1999, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding Shares of each Fund and Class.

Also as of that date, certain shareholders of record owned 5% or more of a Fund or Class. These shareholders and any shareholder known by a Fund to own beneficially 5% or more of a Fund are listed in Table 7 in Appendix C.

From time to time, certain shareholders may own a large percentage of the shares of a Fund or Class. Accordingly, those shareholders may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of December 28, 1999, the following persons beneficially or of record owned 25% or more of the shares of a Fund or Class (or of the Trust) and may be deemed to control the Fund or the Class (or the Trust). For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.

CONTROLLING PERSON INFORMATION

                      NAME AND ADDRESS               SHARES        % OF CLASS  % OF FUND
TREASURY CASH FUND

Institutional Shares  Union Bank of California
                      P.O. Box 85602

                      San Diego, CA 92186-5602        27,590,678       79.51       9.44
Investor Shares       Imperial Bank (recordholder)
                      9920 S La Cienega Blvd.
                      Investment Dept - 14th Floor
                      Inglewood, CA 90301            243,682,296       94.55      83.33

Cash Fund


Universal Shares      Coastcast Corporation
                      3025 East Victoria St

                      Rancho Dominguez, CA 90221      42,351,954       86.52       2.90
Investor Shares       Imperial Bank (recordholder)
                      9920 S La Cienega Blvd.
                      Investment Dept - 14th Floor
                      Inglewood, CA 90301            557,656,897       99.72      38.25

C.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY


Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of each Fund's property of any shareholder or former shareholder held personally liable for the obligations of the Fund. The Trust Instrument also provides that each Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a Fund is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever. However, a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                                                                              27
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D.       REGISTRATION STATEMENT

This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

E.       FINANCIAL STATEMENTS

The financial statements of the Funds and their corresponding Portfolios for the year ended August 31, 1999, which are included in the Funds' Annual Report to Shareholders, are incorporated herein by reference. These financial statements are copies of schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and independent auditors' reports.
























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APPENDIX A - DESCRIPTION OF CERTAIN SECURITIES RATINGS

A.       CORPORATE BONDS

1.       MOODY'S

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Note Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.       S&P

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Note Plus (+) or minus (-). The ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            The `r'  symbol is  attached  to the  ratings  of  instruments  with significant noncredit risks. "R" numbers highlight risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                                                                             A-1
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3.       DUFF & PHELPS CREDIT RATING CO.

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+       High credit quality. Protection factors are strong. Risk is modest but
AA        may vary slightly from time to time because of economic conditions.

A+,A,     Protection  factors are average but  adequate.  However,  risk factors
A-        are more variable in periods of greater economic stress.

4.       FITCH

INVESTMENT GRADE

AAA
          Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
          Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
          High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

C.       SHORT - TERM RATINGS

1.       MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          o     Leading market positions in well-established industries.
          o     High rates of return on funds employed.
          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Not Prime

                Issuers rated Not Prime do not fall within any of the Prime rating categories.

A-2

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2.       S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


3.       FITCH


F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse change sin business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

                                                                             A-3

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APPENDIX B - PERFORMANCE DATA

For the seven-day period ended August 31, 1999, the annualized yields of each Class of the Funds that were then operating were as follows:


                                        7 Day          7 Day Effective Yield          30 Day          30 Day Effective Yield
                               Yield 30 Day Yield

Treasury Cash Fund

     Institutional Shares               4.72%                  4.83%                   4.55%                   4.65%
     Investor Shares                    4.33%                  4.43%                   4.16%                   4.24%
Government Cash Fund

     Universal Shares                   5.00%                  5.13%                   4.91%                   5.02%
     Institutional Shares               4.62%                  4.72%                   4.52%                   4.61%
Cash Fund

     Universal Shares                   5.14%                  5.27%                   4.99%                   5.11%
     Institutional Shares               4.75%                  4.86%                   4.60%                   4.70%
     Investor Shares                    4.49%                  4.59%                   4.34%                   4.43%

For the periods ended August 31, 1999, the total return of each Class of the Funds were as follows:


                                                 Calendar
                           One         Three      Year to        One        Three        Five                Since
                          Month        Months       Date         Year       Years        Years              Inception
                        Cumulative   Cumulative  Cumulative   Cumulative  Annualized   Annualized   Cumulative   Annualized

Treasury Cash Fund

     Institutional          0.38%      1.16%        3.31%       4.47%        4.86%        5.02%       32.64%        4.65%
Shares

     Investor Shares        0.35%      1.06%        3.01%       4.08%        4.46%         N/A        19.00%        4.52%
Government Cash Fund

     Universal Shares       0.42%      1.25%        3.65%       4.97%        5.37%        5.50%       39.69%        4.95%
     Institutional          0.39%      1.15%        3.36%       4.57%        4.95%        5.11%       36.64%        4.61%
Shares
Cash Fund

     Universal Shares       0.43%      1.27%        3.71%       5.07%        5.39%        5.50%       39.47%        4.99%
     Institutional          0.40%      1.18%        3.41%       4.66%        5.00%        5.14%       36.67%        4.68%
Shares

     Investor Shares        0.38%      1.11%        3.21%       4.39%        4.73%         N/A        22.38%        4.82%

Inception dates are listed in the Funds' annual report.























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APPENDIC C - MISCILLANEOUS TABLES

TABLE 1 - INVESTMENT ADVISORY FEES

Prior to January 1, 1998, the Portfolios paid advisory fees to Linden Asset Management, Inc., the Portfolios' prior investment adviser.

                            TREASURY CASH   GOVERNMENT CASH      CASH
                              PORTFOLIO        PORTFOLIO       PORTFOLIO

Year ended August 31, 1999    $105,930          $303,532       $266,660
Year ended August 31, 1998     $44,687          $167,904       $122,199
Period ended January 1, 1998   $11,048           $70,957        $36,516
Year ended August 31, 1997     $19,083          $196,857        $72,872

TABLE 2 - INVESTOR CLASS DISTRIBUTION FEES

                              CONTRACTUAL         FEE              FEE
                                  FEE            WAIVED            PAID

YEAR ENDED AUGUST 31, 1999
   Treasury Cash Fund           $326,815            $0           $326,815
   Government Cash Fund              n/a           n/a                n/a
   Cash Fund                    $599,096            $0           $599,096
YEAR ENDED AUGUST 31, 1998
   Treasury Cash Fund           $114,707          $126           $114,581
   Government Cash Fund              n/a           n/a                n/a
   Cash Fund                    $350,059            $0           $350,059
YEAR ENDED AUGUST 31, 1997
   Treasury Cash Fund            $28,718            $0             28,718
   Government Cash Fund              n/a           n/a                n/a
   Cash Fund                    $142,750            $0           $142,750

TABLE 3 - ADMINISTRATION FEES

The fees payable by the Funds under the Administration Agreement were:

                                CONTRACTUAL         FEE            FEE
                                    FEE            WAIVED          PAID

YEAR ENDED AUGUST 31, 1999
   Treasury Cash Fund             $100,224            $0          $100,224
   Government Cash Fund           $414,926       $45,529          $369,397
   Cash Fund                      $349,221       $12,269          $336,952
YEAR ENDED AUGUST 31, 1998
   Treasury Cash Fund              $50,255       $30,532           $19,723
   Government Cash Fund           $312,844      $107,575          $205,269
   Cash Fund                      $203,477       $25,795          $177,682
YEAR ENDED AUGUST 31, 1997
   Treasury Cash Fund              $24,300       $24,300                $0
   Government Cash Fund           $252,810      $123,045          $129,765
   Cash Fund                       $89,942        $2,893           $87,049

                                                                             C-1
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The fees payable by the Portfolios under the Core Administrative Agreement were:

                                  CONTRACTUAL       FEE              FEE
                                      FEE         WAIVED             PAID

YEAR ENDED AUGUST 31, 1999
   Treasury Cash Portfolio        $153,011            $0          $153,011
   Government Cash Portfolio      $438,060            $0          $438,060
   Cash Portfolio                 $385,799            $0          $385,799
YEAR ENDED AUGUST 31, 1998
   Treasury Cash Portfolio         $49,866       $33,171           $16,695
   Government Cash Portfolio      $313,973            $0          $313,973
   Cash Portfolio                 $203,628            $0          $203,628
YEAR ENDED AUGUST 31, 1997
   Treasury Cash Portfolio         $24,287       $14,346            $9,941
   Government Cash Portfolio      $252,821            $0          $252,821
   Cash Portfolio                  $92,652        $7,621           $85,031

TABLE 4 - TRANSFER AGENT FEES

                                 CONTRACTUAL        FEE             FEE
                                     FEE          WAIVED           PAID

YEAR ENDED AUGUST 31, 1999
   TREASURY CASH FUND
       Institutional Shares        $149,403           $0          $149,403
       Investor Shares             $273,259           $0          $273,259
   GOVERNMENT CASH FUND
       Universal Shares            $187,820     $148,197           $39,623
       Institutional Shares      $1,084,918           $0        $1,084,918
   CASH FUND
       Universal Shares             $40,499      $12,269           $28,230
       Institutional Shares        $803,870           $0          $803,870
       Investor Shares             $488,963           $0          $488,963
YEAR ENDED AUGUST 31, 1998
   TREASURY CASH FUND
       Institutional Shares        $119,247      $32,971           $86,276
       Investor Shares             $101,975         $101          $101,874
   GOVERNMENT CASH FUND
       Universal Shares            $144,599      $61,758           $82,841
       Institutional Shares        $815,003           $0          $815,003
   CASH FUND
       Universal Shares             $34,429      $31,621            $2,808
       Institutional Shares        $441,229           $0          $441,229
       Investor Shares             $289,208           $0          $289,208
YEAR ENDED AUGUST 31, 1997
   TREASURY CASH FUND
       Institutional Shares         $32,593      $22,400           $10,193
       Investor Shares              $84,369           $2           $84,367
   GOVERNMENT CASH FUND
       Universal Shares            $145,679      $89,267           $56,412
       Institutional Shares        $536,252           $0          $536,252
   CASH FUND
       Universal Shares             $11,015       $7,247            $3,768
       Institutional Shares        $123,240           $7          $123,233
       Investor Shares             $244,861           $0          $244,861

C-2

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TABLE 5 - SHAREHOLDER SERVICE FEES

INSTITUTIONAL SHARES

                                  CONTRACTUAL       FEE              FEE
                                      FEE          WAIVED           PAID

YEAR ENDED AUGUST 31, 1999
   Treasury Cash Fund               $139,443     $118,445          $20,998
   Government Cash Fund           $1,066,916      $73,895         $993,021
   Cash Fund                        $791,359     $114,258         $677,101
YEAR ENDED AUGUST 31, 1998
   Treasury Cash Fund                $99,026      $50,048          $48,978
   Government Cash Fund             $726,580      $48,347         $678,233
   Cash Fund                        $396,602      $78,293         $318,309
YEAR ENDED AUGUST 31, 1997
   Treasury Cash Fund                $17,231      $22,277           $5,046
   Government Cash Fund             $389,295           $0         $389,295
   Cash Fund                         $85,650      $29,315          $56,335

INVESTOR SHARES

                                  CONTRACTUAL       FEE             FEE
                                      FEE         WAIVED            PAID

YEAR ENDED AUGUST 31, 1999
   Treasury Cash Fund                $261,452      $75,916         $185,536
   Cash Fund                         $479,276      $32,940         $446,336
YEAR ENDED AUGUST 31, 1998
   Treasury Cash Fund                 $83,999      $26,709          $57,290
   Cash Fund                         $256,286      $43,447         $212,839
YEAR ENDED AUGUST 31, 1997
   Treasury Cash Fund                 $55,668       $2,875          $52,793
   Cash Fund                         $175,845      $10,704         $165,141

TABLE 6 - FUND ACCOUNTING FEES

                                   CONTRACTUAL       FEE             FEE
                                       FEE         WAIVED            PAID

YEAR ENDED AUGUST 31, 1999
   Treasury Cash Portfolio            $49,500           $0          $49,500
   Government Cash Portfolio          $49,500           $0          $49,500
   Cash Portfolio                     $49,500           $0          $49,500
YEAR ENDED AUGUST 31, 1998
   Treasury Cash Portfolio            $48,000           $0          $48,000
   Government Cash Portfolio          $48,000           $0          $48,000
   Cash Portfolio                     $48,000           $0          $48,000
YEAR ENDED AUGUST 31, 1997
   Treasury Cash Portfolio            $24,279           $0          $24,279
   Government Cash Portfolio          $48,000           $0          $48,000
   Cash Portfolio                     $48,000           $0          $48,000

MONARCH FUNDS
--------------------------------------------------------------------------------

TABLE 7 - 5% SHAREHOLDERS

As of December 28, 1999, the shareholders listed below owned of record 5% or more of the outstanding shares of each class of shares of the Trust. As noted, certain of these shareholders are known to the Trust to hold their shares of record only and have no beneficial interest, including the right to vote, in the shares.

As of the same date, no shareholder beneficially owned more than 25% of the outstanding shares of the Trust as a whole.

Holders of record only are noted as such.


                       NAME AND ADDRESS                              SHARES   % OF CLASS  % OF FUND
TREASURY CASH FUND

Institutional Shares   Union Bank of California                  27,590,679        79.51       9.44
                       P.O. Box 85602
                       San Diego, CA 92186-5602

                       Cruttenden Roth, Inc.                      2,094,904         6.04       0.72
                       18301 Von Karman Avenue
                       Irvine, CA 92612

                       Sullivan Kelly & Associates, Inc.          1,914,000         5.52       0.65
                       301 North Lake Avenue
                       Pasadena, CA 91101

Investor Shares        Imperial Bank (recordholder)             243,682,296        94.55      14.94
                       9920 S. La Cienega Blvd.

                       Inglewood, CA 90301
GOVERNMENT CASH FUND

Universal Shares       Imperial Bancorp (recordholder)           24,332,000        13.14       4.65
                       9920 S. La Cienega Blvd.
                       Inglewood, CA 90301

                       Hill Physicians Medical Group, Inc.       19,138,421        10.34       3.66
                       P.O. Box 5080
                       San Ramon, CA 94583-0980

                       IMPAC Mortgage Holdings                   15,996,904         8.64       3.06
                       1401 Dove Street
                       Newport Beach, CA 92660

                       IMPAC Commercial Holdings, Inc.           15,133,565         8.17       2.89
                       1401 Dove Street
                       Newport Beach, CA 92660

                       First Federal Savings and Loan            14,000,000         7.56       2.68
                       San Gabriel Valley
                       225 North Barranca Avenue
                       West Covina, CA 91791

                       Los Angeles Lakers                        12,708,801         6.86       2.43
                       P.O. Box 10
                       Inglewood, CA 90306

                       Imperial Trust Company (recordholder)     10,278,457         5.55       1.97
                       201 N Figueroa Street
                       Los Angeles, CA 90012

                       Superior Bank                             10,000,000         5.40       1.91
                       One Lincoln Centre
                       Oakbrook Terrace, IL 60181

                       Allied Grape Growers                       9,360,199         5.06       1.79
                       3475 West Shaw
                       Fresno, CA 93711

C-4


                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

                       NAME AND ADDRESS                              SHARES   % OF CLASS  % OF FUND
GOVERNMENT CASH FUND

Institutional Shares   Legato Systems, Inc.                      76,391,016        22.59      14.60
                       3145 Porter Drive
                       Palo Alto, CA 94304

                       Union Bank of California                  55,677,169        16.47      10.64
                       P.O. Box 85602
                       San Diego, CA 92186-5602

                       Pointone Telecommunications, Inc.         41,917,976        12.40       8.01
                       701 S. Capital of Texas Hwy.
                       Austin, TX 78746

                       Saban Entertainment, Inc.                 28,043,371         8.29       5.36
                       10960 Wilshire Blvd.
                       Los Angeles, CA 90024
CASH FUND

Universal Shares       Coastcast Corporation                     42,351,954        86.52       2.90
                       3025 East Victoria Street
                       Rancho Dominguez, CA 90221

                       Imperial Securities Corp. (recordholder)   6,143,705        12.55       0.42
                       9920 S La Cienega Blvd
                       Inglewood, CA 90301

Institutional Shares   Cobalt Microserver, Inc.                 139,154,641        16.38       9.54
                       555 Ellis Street
                       Mountain View, CA 94043

                       E-Stamp Corporation                      125,695,707        14.79       8.62
                       2855 Campus Drive
                       San Mateo, CA 94403-2510

                       Telocity Inc                              65,048,859         7.65       4.46
                       992 S. De Anza Blvd.
                       San Jose, CA 95129

                       Union Bank of California                  51,528,121         6.06       3.53
                       P.O. Box 58602
                       San Diego, CA 92186-5602

                       Mother Nature.com, Inc.                   45,500,000         5.35       3.12
                       One Concord Farms
                       490 Virginia Road
                       Concord, MA 01742

                       Egroups Inc.                              42,522,376         5.00       2.92
                       350 Brannan Street
                       San Francisco, CA 94107

Investor Shares        Imperial Bank (recordholder)             557,656,898        99.72      38.25
                       9920 S. La Cienega Blvd.
                       Inglewood, CA 90301















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